Federated
World-Class Investment Manager®

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

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PROSPECTUS

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NOVEMBER 30, 2000

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

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What are the Fund's Fees and Expenses? 5

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What are the Fund's Investment Strategies? 6

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What are the Principal Securities in Which the Fund Invests? 9

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What are the Specific Risks of Investing in the Fund? 15

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What Do Shares Cost? 19

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How is the Fund Sold? 19

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How to Purchase Shares 20

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How to Redeem Shares 21

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Account and Share Information 24

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Who Manages the Fund? 25

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Financial Information 26

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Independent Auditors' Report 42

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities consisting principally of corporate, government and privately issued mortgage backed and asset backed securities and other government securities. The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities. Federated Investment Management Company (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average modified duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
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  Liquidity Risks. The non-investment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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  Currency Risks. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
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  Leverage Risks. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The following performance bar chart and total return table is for the Fund's other class of shares, Institutional Service Shares, which are not offered in this prospectus. A performance bar chart and total return table for Institutional Shares of the Fund will be provided after Institutional Shares has been in operation for a full calendar year. The total returns for the Institutional Service Shares has been in operation for a full calendar year. The total returns for Institutional Service Shares are disclosed here because Institutional Shares have only been offered since February 22, 2000

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[Graphic Representation Omitted - See Appendix]

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These total returns would be substantially similar to the annual returns for the Institutional Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Shares will not exceed those of the Institutional Service Shares.

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The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 4.55%.

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Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 2.30% (quarter ended September 30, 1998). Its lowest quarterly return was 1.24% (quarter ended June 30, 1998).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-Year Treasury Bill Index ("ML1YT"), a broad-based market index tracking one-year U.S. government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1YT
1 Year	4.62%	4.03%
Start of Performance[1]	6.36%	5.21%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses[4]	1.04%

1 Although not contractually obligated to do so, the Adviser and the shareholder services provider expect to waive and reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2001.
Total Reimbursement and Waivers of Fund Expenses	0.69%
Total Annual Fund Operating Expenses (after waivers and reimbursement)	0.35%

2  The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) will be 0.16% for the fiscal year ending September 30, 2001.

3  The shareholder services fee is expected to be voluntarily reduced. The shareholder services provider may terminate this voluntary reduction at any time. The shareholder services fee (after the voluntary reduction) is anticipated to be 0.00% for the fiscal year ending September 30, 2001.

4 For the period ended September 30, 2000, the Fund had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses of 1.08% and 0.35%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$106

3 Years	$331

5 Years	$574

10 Years	$1,271

What are the Fund's Investment Strategies?

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The Fund invests in a diversified portfolio of domestic and foreign fixed income securities, including corporate, mortgage backed, other asset backed and U.S. government securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's share price by limiting the dollar-weighted average modified duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

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The Fund invests at least 65% of its portfolio in investment grade fixed income securities. The Fund may invest the remainder of its portfolio in non-investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage backed) securities , while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use futures contracts and interest rate swaps to maintain the Fund's targeted duration.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Privately Issued Mortgage Backed Securities

Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by an NRSRO.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

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Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset; and
  Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

INVESTMENT RATINGS FOR NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities (junk bonds) are rated below BBB by a NRSRO. These bonds have greater credit risk than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. The combination of currency risks and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Shares.

The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity and to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1998 and is the overall manager of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since October 1998 and manages the mortgage backed securities asset category for the Fund. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Paige Wilhelm

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Paige Wilhelm has been the Fund's Portfolio Manager since October 1998 and manages the money market instruments category for the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Vice President of the Fund's Adviser since January 1997. She served as an Assistant Vice President of the Fund's Adviser from July 1994 to December 1996 and as an Investment Analyst from July 1991 through June 1994. Ms. Wilhelm earned her M.B.A. from Duquesne University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

Period Ended September 30	2000 [1]
Net Asset Value, Beginning of Period	$ 1.96
Income From Investment Operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	0.00 [4]

TOTAL FROM INVESTMENT OPERATIONS	0.08

Less Distributions:
Distributions from net investment income	(0.08)

Net Asset Value, End of Period	$ 1.96

Total Return[2]	4.40%

Ratios to Average Net Assets:

Expenses	0.35%[5]

Net investment income	7.37%[5]

Expense waiver/reimbursement[3]	0.72%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$48,736

Portfolio turnover	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Amount represents less than $0.01 per share.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--59.6%
		Automobile--19.1%
$5,000,000		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	$5,009,400
5,000,000		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	5,015,600
911,414		Fleetwood Credit Corp. Grantor Trust 1993-A, Class A, 6.00%, 1/15/2008	896,754
372,987		Fleetwood Credit Corp. Grantor Trust 1993-B, Class A, 4.95%, 8/15/2008	362,709
4,000,000		Ford Credit Auto Owner Trust 2000-B, Class A4, 7.03%, 11/15/2003	4,015,920
65,712		Green Tree Recreational Equipment & Consumer Trust Series 1997-B, Class A1, 6.55%, 7/15/2028	65,011
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1998-2, Class A2, 5.87%, 4/15/2004	1,984,200
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,961,420
114,006		Household Auto Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	112,688
5,000,000		Household Auto Revolving Trust I 1999-1, Class A3, 6.33%, 6/17/2003	4,978,400
3,500,000		MMCA Auto Trust 1999-2, Class A2, 6.80%, 8/15/2003	3,506,335
4,225,785		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	4,265,275
3,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	2,993,160
3,200,000		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	3,191,648
5,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	5,007,800

		TOTAL	43,366,320

		Credit Card--13.0%
4,000,000		ARRAN Master Trust 2000-C, Class C, 7.53%, 9/15/2007	3,997,520
3,000,000		Circuit City Credit Card Master Trust 2000-1, Class CTFS, 7.82%, 2/15/2006	3,005,775
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 7.31%, 10/15/2007	3,744,375
5,000,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	4,974,200
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,995,760
4,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	3,975,640
2,750,000		MBNA Master Credit Card Trust 1999-K, Class C, 7.57%, 3/15/2005	2,758,594
5,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	4,987,100

		TOTAL	29,438,964

		Equipment Lease Contracts--6.6%
5,000,000		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	5,004,685
3,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 1.00%, 2/1/2032	2,999,061
4,000,000		Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.57%, 11/18/2005	4,008,347
1,229,060		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	1,228,777
1,008,047		Newcourt Equipment Trust Securities 1998-2, Class D, 7.21%, 9/15/2007	999,262
799,314		Newcourt Receivables Asset Trust 1997-1, Class A4, 6.19%, 5/20/2005	796,649

		TOTAL	15,036,781

		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--14.5%
$750,000		125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	$682,500
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	497,647
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 9.37%, 6/25/2028	1,026,190
3,315,743		Cityscape Home Equity Loan Trust 1996-3, Class A6, 7.15%, 8/25/2011	3,304,718
943,879		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	934,785
222,641		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	223,407
1,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	996,406
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	299,304
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,096,213
907,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	903,009
500,000		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	494,590
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	981,670
235,661		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	232,130
220,000		Green Tree Home Improvement Loan Trust 1997-E, Class HEA3, 6.61%, 1/15/2029	219,596
227,789		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	223,127
4,165,000		Indymac Home Equity Loan Asset-Backed Trust 2000-B, Class MV2, 7.67%, 6/25/2030	4,188,428
2,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	1,884,540
1,794,634	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,717,800
267,444	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	250,060
2,032,423	[1]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	1,994,949
946,487		Option One Mortgage Securities Corp. 2000-5, Class CTFS, 10.65%, 10/26/2030	946,782
2,500,000		Salomon Brothers Mortgage Securities VII 1999-NC2, Class M3, 9.87%, 4/25/2029	2,500,000
3,000,000		Salomon Brothers Mortgage Securities VII 1999-NC3, Class M3, 9.72%, 7/25/2029	3,000,000
1,900,000		Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,753,054
800,000		Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	799,272
1,131,401		Saxon Asset Securities Trust 1999-2, Class BV1A, 8.31%, 9/25/2001	1,126,547
22,497		The Money Store Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	22,494
11,666		The Money Store Home Equity Trust 1995-C, Class A3, 6.55%, 9/15/2021	11,633
70,000		The Money Store Home Equity Trust 1997-D, Class AV2, 6.49%, 10/15/2026	69,691
190,000		The Money Store Home Equity Trust 1998-B, Class AF4, 6.12%, 6/15/2021	186,635
500,000		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	494,070

		TOTAL	33,061,247

		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--6.4%
$1,134,021		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	$1,135,268
900,579		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	874,120
117,921		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	118,418
500,000		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	521,085
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	239,230
517,386		Green Tree Financial Corp. 1996-10, Class A4, 6.42%, 11/15/2028	515,741
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	460,755
401,112		Green Tree Financial Corp. 1997-4, Class A4, 6.65%, 2/15/2029	399,102
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	1,361,010
454,899		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	451,437
4,000,000	[1]	Merit Securities Corp. 12, Class B1, 7.98%, 7/28/2033	3,640,000
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,002,186
2,392,434		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	2,416,311
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.23%, 6/7/2016	492,700

		TOTAL	14,627,363

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $136,201,253)	135,530,675

		COLLATERALIZED MORTGAGE OBLIGATIONS--16.1%
		Whole Loan--16.1%
745,687		Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	711,199
472,848		Bayview Financial Acquisition Trust 1998-1, Class MII, 7.37%, 5/25/2029	462,948
613,105		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	597,489
242,638		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	232,932
3,094,302	[1]	C-BASS ABS, LLC Series 1999-3, Class B1, 4.14%, 2/3/2029	2,440,631
1,478,300		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	1,430,884
1,668,812		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	1,655,804
63,149		GE Capital Mortgage Services, Inc. 1998-11, Class 1A13, 6.75%, 6/25/2028	62,713
789,454		Greenwich Capital Acceptance 1994-C, Class B1, 7.48%, 1/25/2025	782,016
2,200,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,061,851
100,000		Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.60%, 10/25/2028	76,422
630,091		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	600,117
3,948,204		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	3,810,009
481,940		Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	383,142
1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	990,000
164,905		Residential Accredit Loans, Inc. 1998-QS14, Class A1, 6.75%, 10/25/2028	163,244
3,822,204		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	3,679,253
5,661,772		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	5,490,560
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$293,407		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	$290,155
393,068		Residential Asset Securitization Trust 1998-A5, Class A1, 6.75%, 6/25/2028	387,445
569,615		Residential Asset Securitization Trust 1998-A6, Class IA7, 6.75%, 7/25/2028	564,002
1,244,878		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,195,618
1,080,844		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	1,081,612
1,500,000		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	1,444,485
480,202		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	470,939
5,690,095		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	5,467,928

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,749,264)	36,533,398

		CORPORATE BONDS--9.2%
		Finance - Automotive--0.9%
2,000,000		Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,032,480

		Finance - Retail--2.2%
3,000,000		Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	2,995,167
2,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	1,993,540

		TOTAL	4,988,707

		Financial Intermediaries--0.9%
1,000,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.38%, 3/15/2001	996,870
1,000,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	994,320

		TOTAL	1,991,190

		Technology Services--1.2%
2,625,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,782,500

		Telecommunications & Cellular--1.0%
2,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	2,255,000

		Utilities--3.0%
2,000,000		Pennsylvania Power & Light Co., Note, 7.70%, 11/15/2002	1,975,960
5,000,000		Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	4,998,100

		TOTAL	6,974,060

		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,055,019)	21,023,937

		U.S. TREASURY--1.0%
2,153,040		U.S. Treasury Inflationary Index Note Series J-2002 3.625% 7/15/2002 (identified cost $2,148,330)	2,151,016

		PREFERRED STOCK--0.5%
		Telecommunications & Cellular--0.5%
50,000		TCI Communications Financing I TR Originated Securities (identified cost $1,310,000)	1,250,000

		MUTUAL FUNDS--16.9%
31,142,546		Prime Value Obligations Fund, Institutional Shares	$31,142,546
924,145		High Yield Bond Portfolio	7,291,497

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,127,904)	38,434,043

		TOTAL INVESTMENTS (IDENTIFIED COST $237,591,770)[3]	$234,923,069

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2000, these securities amounted to $33,846,223 which represents 14.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $1,717,800 which represents 0.76% of net assets.

2 Denotes a restricted security that has been deemed liquid by the Fund's Adviser according to criteria approved by the Fund's Board of Directors.

3 The cost of investments for federal tax purposes amounts to $237,609,063. The net unrealized depreciation of investments on a federal tax basis amounts to $2,685,994 which is comprised of $336,826 appreciation and $3,022,820 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($227,417,889) at September 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified cost $237,591,770 and tax cost $237,609,063)		$234,923,069
Cash		3,361
Income receivable		1,347,089
Receivable for shares sold		349,292
Receivable for daily variation margin		227,693

TOTAL ASSETS		236,850,504

Liabilities:
Payable for investments purchased	$7,999,550
Payable for shares redeemed	891,467
Income distribution payable	443,534
Capital gain distribution payable	848
Accrued expenses	97,216

TOTAL LIABILITIES		9,432,615

Net assets for 116,123,764 shares outstanding		$227,417,889

Net Assets Consist of:
Paid in capital		$231,570,896
Net unrealized depreciation of investments and futures contracts		(3,023,927)
Accumulated net realized loss on investments and futures contracts		(1,329,124)
Accumulated undistributed net investment income		200,044

TOTAL NET ASSETS		$227,417,889

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$48,736,231 ÷ 24,874,657 shares outstanding		$1.96

Institutional Service Shares:
$178,681,658 ÷ 91,249,107 shares outstanding		$1.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$1,049,064
Interest			14,278,690

TOTAL INCOME			15,327,754

Expenses:
Investment adviser fee		$1,238,998
Administrative personnel and services fee		155,000
Custodian fees		14,469
Transfer and dividend disbursing agent fees and expenses		34,768
Directors'/Trustees' fees		4,296
Auditing fees		11,286
Legal fees		6,651
Portfolio accounting fees		83,231
Distribution services fee--Institutional Service Shares		285,086
Shareholder services fee--Institutional Shares		18,292
Shareholder services fee--Institutional Service Shares		497,957
Share registration costs		39,880
Printing and postage		23,273
Insurance premiums		1,297
Taxes		9,675
Miscellaneous		2,586

TOTAL EXPENSES		2,426,745

Waivers and Reimbursements:
Waiver of investment adviser fee	$(726,050)
Waiver of distribution services fee--Institutional Service Shares	(57,017)
Waiver of shareholder services fee--Institutional Shares	(18,292)
Reimbursement of investment adviser fee	(411)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(801,770)

Net expenses			1,624,975

Net investment income			13,702,779

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and futures contracts			(1,212,173)
Net realized gain on capital gain distributions from other investment companies			20,281
Net change in unrealized depreciation of investments and futures contracts			(827,989)

Net realized and unrealized loss on investments and futures contracts			(2,019,881)

Change in net assets resulting from operations			$11,682,898

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,702,779	$4,746,007
Net realized gain (loss) on investments and futures contracts ($96,718 and $410,570, respectively, as computed for federal tax purposes)	(1,191,892)	370,056
Net change in unrealized depreciation of investments and futures contracts	(827,989)	(2,195,938)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,682,898	2,920,125

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(534,143)	--
Institutional Service Shares	(13,052,092)	(4,663,861)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	--
Institutional Service Shares	(507,288)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,093,523)	(4,663,861)

Share Transactions:
Proceeds from sale of shares	334,234,163	325,135,965
Net asset value of shares issued to shareholders in payment of distributions declared	8,463,799	2,839,714
Cost of shares redeemed	(308,900,965)	(130,300,447)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,796,997	197,675,232

Change in net assets	31,386,372	195,931,496

Net Assets:
Beginning of period	196,031,517	100,021

End of period (including undistributed net investment income of $200,044 and $83,500, respectively)	$227,417,889	$196,031,517

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

Effective February 22, 2000, the Fund began offering Institutional Shares in addition to the Institutional Service Shares previously offered.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was effected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Net capital losses of $1,667,062 attributable to security transactions incurred after October 31, 1999 are treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2000, the Fund had realized gains of $80,902 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
December 2000	75 5-Year U.S Treasury Note Futures	Short	$ (13,476)

June 2001	60 90-Day Euro Dollar Futures	Short	3,750

December 2001	60 90-Day Euro Dollar Futures	Short	(18,000)

September 2002	150 90-Day Euro Dollar Futures	Short	(240,625)

September 2003	50 90-Day Euro Dollar Futures	Short	(86,875)

NET UNREALIZED APPRECIATION/(DEPRECIATION) ON FUTURES CONTRACTS			$(355,226)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class MII, 7.37%, 5/25/2029	03/12/1999	$ 445,934

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	742,131

C-BASS, ABS, LLC Series 1999-3, Class B1, 4.14%, 2/3/2029	07/09/1999	2,507,812

Circuit City Credit Card Master Trust 2000-1, Class CTFS, 7.82%, 2/15/2006	02/23/2000	3,000,000

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.57%, 11/18/2005	04/14/2000	3,999,048

Ford Credit Auto Owner Trust 2000B, Class A4, 7.03%, 11/15/2003	04/13/2000	3,999,849

MBNA Master Credit Card Trust 1999-K, Class C, 7.57%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	88,669

Merit Securities Corp. 12, Class B1, 7.98%, 7/28/2033	05/18/1999	3,915,108

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	02/23/1999	265,137

125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	01/12/1999	462,356

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	11/10/1999	1,956,451

Option One Mortgage Securities Corp. 2000-5, Class CTFS, 10.65%, 10/26/2030	08/11/2000	901,685

Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	11/12/1999	5,000,000

Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	02/12/1999	410,718

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	05/21/1999	1,756,434

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Period Ended September 30	2000[1]		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,215,389	$51,362,056	--	--
Shares issued to shareholders in payment of distributions declared	213,695	418,156	--	--
Shares redeemed	(1,554,427)	(3,039,626)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,874,657	$48,740,586	--	--

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	144,009,760	$282,872,107	162,741,803	$325,135,965
Shares issued to shareholders in payment of distributions declared	4,100,413	8,045,643	1,426,095	2,839,714
Shares redeemed	(155,833,785)	(305,861,339)	(65,245,181)	(130,300,447)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,723,612)	$(14,943,589)	98,922,717	$197,675,232

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,151,045	$33,796,997	98,922,717	$197,675,232

1 For the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $87,969,710 and $54,389,698, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 2000, were as follows:

Purchases	$119,022,397

Sales	$80,711,788

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF INSTITUTIONAL SHARES OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2000, the related statement of operations and statement of changes in net assets for the years ended September 30, 2000 and 1999 and the financial highlights for the period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000

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A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying charges.

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Federated
World-Class Investment Manager®
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q879

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25145 (11/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

Federated Ultrashort Bond Fund (Institutional Shares)

APPENDIX:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Funds Institutional Service Shares as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Funds Institutional Service Shares start of business through the calendar year ended December 31,1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999. The percentages noted are 7.15% and 4.62%, respectively.

Federated
World-Class Investment Manager®

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

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PROSPECTUS

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NOVEMBER 30, 2000

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

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What are the Fund's Fees and Expenses? 4

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What are the Fund's Investment Strategies? 5

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What are the Principal Securities in Which the Fund Invests? 7

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What are the Specific Risks of Investing in the Fund? 13

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What Do Shares Cost? 16

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How is the Fund Sold? 17

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How to Purchase Shares 17

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How to Redeem Shares 19

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Account and Share Information 21

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Who Manages the Fund? 22

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Financial Information 23

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Independent Auditors' Report 39

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities consisting principally of corporate, government and privately issued mortgage backed and asset backed securities and other government securities. The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities. Federated Investment Management Company (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average modified duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
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  Liquidity Risks. The non-investment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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  Currency Risks. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
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  Leverage Risks. Certain investments may expose the fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 4.55%.

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Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 2.30% (quarter ended September 30, 1998). Its lowest quarterly return was 1.24% (quarter ended June 30, 1998).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-Year Treasury Bill Index ("ML1YT"), a broad-based market index tracking one-year U.S. government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1YT
1 Year	4.62%	4.03%
Start of Performance[1]	6.36%	5.21%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses[4]	1.29%

1 Although not contractually obligated to do so, the Adviser and the distributor expect to waive and reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2001.

Total Reimbursement and Waiver of Fund Expenses	0.49%
Total Annual Fund Operating Expenses (after reimbursement and waiver)	0.80%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) will be 0.16% for the fiscal year ending September 30, 2001.

3 The distributor expects to voluntarily waive a portion of its distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) will be 0.20% for the fiscal year ending September 30, 2001.

4 For the fiscal year ended September 30, 2000, the Fund had Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses of 1.18% and 0.80%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursements as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	131

3 Years	$	409

5 Years	$	708

10 Years	$	1,556

What are the Fund's Investment Strategies?

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The Fund invests in a diversified portfolio of domestic and foreign fixed income securities, including corporate, mortgage backed, other asset backed and U.S. government securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's share price by limiting the dollar-weighted average modified duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

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The Fund invests at least 65% of its portfolio in investment grade fixed income securities. The Fund may invest the remainder of its portfolio in non-investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use futures contracts and interest rate swaps to maintain the Fund's targeted duration.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Privately Issued Mortgage Backed Securities

Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by an NRSRO.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

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Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts:

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Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset; and
  Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

INVESTMENT RATINGS FOR NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities (junk bonds) are rated below BBB by a NRSRO. These bonds have greater credit risk than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. The combination of currency risks and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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LEVERAGE RISKS

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Service Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's Portfolio Manager since October 1998 and is the overall manager of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

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Robert E. Cauley has been the Fund's Portfolio Manager since October 1998 and manages the mortgage backed securities asset category for the Fund. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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Paige Wilhelm

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Paige Wilhelm has been the Fund's Portfolio Manager since October 1998 and manages the money market instruments category for the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Vice President of the Fund's Adviser since January 1997. She served as an Assistant Vice President of the Fund's Adviser from July 1994 to December 1996 and as an Investment Analyst from July 1991 through June 1994. Ms. Wilhelm earned her M.B.A. from Duquesne University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 39.

	Year Ended September 30,		Period Ended
	2000	1999 [1]	9/30/1998 [2,3]
Net Asset Value, Beginning of Period	$ 1.98	$ 2.00	$ 1.99
Income From Investment Operations:
Net investment income	0.13	0.12 [4]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	0.01 [5]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	(0.00)[6]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.13)	(0.15)	(0.12)

Net Asset Value, End of Period	$ 1.96	$ 1.98	$ 2.00

Total Return[7]	5.95%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.80%[8]	0.77%	0.56%[8]

Net investment income	6.61%[8]	6.36%	5.18%[8]

Expense waiver/reimbursement[9]	0.38%[8]	0.49%	6.83%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$178,682	$196,032	$100

Portfolio turnover	43%	20%	501%

1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by others auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

6 Amount represents less than $(0.01) per Share.

7 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

8 Computed on an annualized basis.

9 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--59.6%
		Automobile--19.1%
$5,000,000		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	$5,009,400
5,000,000		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	5,015,600
911,414		Fleetwood Credit Corp. Grantor Trust 1993-A, Class A, 6.00%, 1/15/2008	896,754
372,987		Fleetwood Credit Corp. Grantor Trust 1993-B, Class A, 4.95%, 8/15/2008	362,709
4,000,000	[1]	Ford Credit Auto Owner Trust 2000-B, Class A4, 7.03%, 11/15/2003	4,015,920
65,712		Green Tree Recreational Equipment & Consumer Trust Series 1997-B, Class A1, 6.55%, 7/15/2028	65,011
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1998-2, Class A2, 5.87%, 4/15/2004	1,984,200
2,000,000		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,961,420
114,006		Household Auto Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	112,688
5,000,000		Household Auto Revolving Trust I 1999-1, Class A3, 6.33%, 6/17/2003	4,978,400
3,500,000		MMCA Auto Trust 1999-2, Class A2, 6.80%, 8/15/2003	3,506,335
4,225,785		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	4,265,275
3,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	2,993,160
3,200,000		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	3,191,648
5,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	5,007,800

		TOTAL	43,366,320

		Credit Card--13.0%
4,000,000		ARRAN Master Trust 2000-C, Class C, 7.53%, 9/15/2007	3,997,520
3,000,000	[1]	Circuit City Credit Card Master Trust 2000-1, Class CTFS, 7.82%, 2/15/2006	3,005,775
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 7.31%, 10/15/2007	3,744,375
5,000,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	4,974,200
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,995,760
4,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	3,975,640
2,750,000	[1]	MBNA Master Credit Card Trust 1999-K, Class C, 7.57%, 3/15/2005	2,758,594
5,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	4,987,100

		TOTAL	29,438,964

		Equipment Lease Contracts--6.6%
5,000,000		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	5,004,685
3,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 1.00%, 2/1/2032	2,999,061
4,000,000	[1]	Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.57%, 11/18/2005	4,008,347
1,229,060		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	1,228,777
1,008,047		Newcourt Equipment Trust Securities 1998-2, Class D, 7.21%, 9/15/2007	999,262
799,314		Newcourt Receivables Asset Trust 1997-1, Class A4, 6.19%, 5/20/2005	796,649

		TOTAL	15,036,781

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--14.5%
$750,000	[1]	125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	$682,500
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	497,647
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 9.37%, 6/25/2028	1,026,190
3,315,743		Cityscape Home Equity Loan Trust 1996-3, Class A6, 7.15%, 8/25/2011	3,304,718
943,879		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	934,785
222,641		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	223,407
1,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	996,406
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	299,304
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,096,213
907,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	903,009
500,000		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	494,590
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	981,670
235,661		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	232,130
220,000		Green Tree Home Improvement Loan Trust 1997-E, Class HEA3, 6.61%, 1/15/2029	219,596
227,789		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	223,127
4,165,000		Indymac Home Equity Loan Asset-Backed Trust 2000-B, Class MV2, 7.67%, 6/25/2030	4,188,428
2,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	1,884,540
1,794,634	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,717,800
267,444	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	250,060
2,032,423	[1]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	1,994,949
946,487	[1]	Option One Mortgage Securities Corp. 2000-5, Class CTFS, 10.65%, 10/26/2030	946,782
2,500,000		Salomon Brothers Mortgage Securities VII 1999-NC2, Class M3, 9.87%, 4/25/2029	2,500,000
3,000,000		Salomon Brothers Mortgage Securities VII 1999-NC3, Class M3, 9.72%, 7/25/2029	3,000,000
1,900,000	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,753,054
800,000		Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	799,272
1,131,401		Saxon Asset Securities Trust 1999-2, Class BV1A, 8.31%, 9/25/2001	1,126,547
22,497		The Money Store Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	22,494
11,666		The Money Store Home Equity Trust 1995-C, Class A3, 6.55%, 9/15/2021	11,633
70,000		The Money Store Home Equity Trust 1997-D, Class AV2, 6.49%, 10/15/2026	69,691
190,000		The Money Store Home Equity Trust 1998-B, Class AF4, 6.12%, 6/15/2021	186,635
500,000		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	494,070

		TOTAL	33,061,247

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--6.4%
$1,134,021		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	$1,135,268
900,579		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	874,120
117,921		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	118,418
500,000		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	521,085
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	239,230
517,386		Green Tree Financial Corp. 1996-10, Class A4, 6.42%, 11/15/2028	515,741
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	460,755
401,112		Green Tree Financial Corp. 1997-4, Class A4, 6.65%, 2/15/2029	399,102
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	1,361,010
454,899		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	451,437
4,000,000	[1]	Merit Securities Corp. 12, Class B1, 7.98%, 7/28/2033	3,640,000
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,002,186
2,392,434		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	2,416,311
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.23%, 6/7/2016	492,700

		TOTAL	14,627,363

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $136,201,253)	135,530,675

		COLLATERALIZED MORTGAGE OBLIGATIONS--16.1%
		Whole Loan--16.1%
745,687	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	711,199
472,848	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII, 7.37%, 5/25/2029	462,948
613,105		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	597,489
242,638		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	232,932
3,094,302	[1]	C-BASS ABS, LLC Series 1999-3, Class B1, 4.14%, 2/3/2029	2,440,631
1,478,300		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	1,430,884
1,668,812		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	1,655,804
63,149		GE Capital Mortgage Services, Inc. 1998-11, Class 1A13, 6.75%, 6/25/2028	62,713
789,454		Greenwich Capital Acceptance 1994-C, Class B1, 7.48%, 1/25/2025	782,016
2,200,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,061,851
100,000	[1]	Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.60%, 10/25/2028	76,422
630,091		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	600,117
3,948,204		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	3,810,009
481,940	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	383,142
1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	990,000
164,905		Residential Accredit Loans, Inc. 1998-QS14, Class A1, 6.75%, 10/25/2028	163,244
3,822,204		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	3,679,253
5,661,772		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	5,490,560
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$293,407		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	$290,155
393,068		Residential Asset Securitization Trust 1998-A5, Class A1, 6.75%, 6/25/2028	387,445
569,615		Residential Asset Securitization Trust 1998-A6, Class IA7, 6.75%, 7/25/2028	564,002
1,244,878		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,195,618
1,080,844		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	1,081,612
1,500,000		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	1,444,485
480,202		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	470,939
5,690,095		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	5,467,928

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $37,749,264)	36,533,398

		CORPORATE BONDS--9.2%
		Finance - Automotive--0.9%
2,000,000		Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,032,480

		Finance - Retail--2.2%
3,000,000		Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	2,995,167
2,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	1,993,540

		TOTAL	4,988,707

		Financial Intermediaries--0.9%
1,000,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.38%, 3/15/2001	996,870
1,000,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	994,320

		TOTAL	1,991,190

		Technology Services--1.2%
2,625,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	2,782,500

		Telecommunications & Cellular--1.0%
2,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	2,255,000

		Utilities--3.0%
2,000,000		Pennsylvania Power & Light Co., Note, 7.70%, 11/15/2002	1,975,960
5,000,000	[1]	Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	4,998,100

		TOTAL	6,974,060

		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,055,019)	21,023,937

		U.S. TREASURY--1.0%
2,153,040		U.S. Treasury Inflationary Index Note Series J-2002 3.625% 7/15/2002 (identified cost $2,148,330)	2,151,016

		PREFERRED STOCK--0.5%
		Telecommunications & Cellular--0.5%
50,000		TCI Communications Financing I TR Originated Securities (identified cost $1,310,000)	1,250,000

Shares			Value
		MUTUAL FUNDS--16.9%
31,142,546		Prime Value Obligations Fund, Institutional Shares	$31,142,546
924,145		High Yield Bond Portfolio	7,291,497

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,127,904)	38,434,043

		TOTAL INVESTMENTS (IDENTIFIED COST $237,591,770)[3]	$234,923,069

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2000, these securities amounted to $33,846,223 which represents 14.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $1,717,800 which represents 0.76% of net assets.

2 Denotes a restricted security that has been deemed liquid by the Fund's Adviser according to criteria approved by the Fund's Board of Directors.

3 The cost of investments for federal tax purposes amounts to $237,609,063. The net unrealized depreciation of investments on a federal tax basis amounts to $2,685,994 which is comprised of $336,826 appreciation and $3,022,820 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($227,417,889) at September 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified cost $237,591,770 and tax cost $237,609,063)		$234,923,069
Cash		3,361
Income receivable		1,347,089
Receivable for shares sold		349,292
Receivable for daily variation margin		227,693

TOTAL ASSETS		236,850,504

Liabilities:
Payable for investments purchased	$7,999,550
Payable for shares redeemed	891,467
Income distribution payable	443,534
Capital gain distribution payable	848
Accrued expenses	97,216

TOTAL LIABILITIES		9,432,615

Net assets for 116,123,764 shares outstanding		$227,417,889

Net Assets Consist of:
Paid in capital		$231,570,896
Net unrealized depreciation of investments and futures contracts		(3,023,927)
Accumulated net realized loss on investments and futures contracts		(1,329,124)
Accumulated undistributed net investment income		200,044

TOTAL NET ASSETS		$227,417,889

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$48,736,231 ÷ 24,874,657 shares outstanding		$1.96

Institutional Service Shares:
$178,681,658 ÷ 91,249,107 shares outstanding		$1.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$1,049,064
Interest			14,278,690

TOTAL INCOME			15,327,754

Expenses:
Investment adviser fee		$1,238,998
Administrative personnel and services fee		155,000
Custodian fees		14,469
Transfer and dividend disbursing agent fees and expenses		34,768
Directors'/Trustees' fees		4,296
Auditing fees		11,286
Legal fees		6,651
Portfolio accounting fees		83,231
Distribution services fee--Institutional Service Shares		285,086
Shareholder services fee--Institutional Shares		18,292
Shareholder services fee--Institutional Service Shares		497,957
Share registration costs		39,880
Printing and postage		23,273
Insurance premiums		1,297
Taxes		9,675
Miscellaneous		2,586

TOTAL EXPENSES		2,426,745

Waivers and Reimbursements:
Waiver of investment adviser fee	$(726,050)
Waiver of distribution services fee--Institutional Service Shares	(57,017)
Waiver of shareholder services fee--Institutional Shares	(18,292)
Reimbursement of investment adviser fee	(411)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(801,770)

Net expenses			1,624,975

Net investment income			13,702,779

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments and futures contracts			(1,212,173)
Net realized gain on capital gain distributions from other investment companies			20,281
Net change in unrealized depreciation of investments and futures contracts			(827,989)

Net realized and unrealized loss on investments and futures contracts			(2,019,881)

Change in net assets resulting from operations			$11,682,898

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,702,779	$4,746,007
Net realized gain (loss) on investments and futures contracts ($96,718 and $410,570, respectively, as computed for federal tax purposes)	(1,191,892)	370,056
Net change in unrealized depreciation of investments and futures contracts	(827,989)	(2,195,938)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,682,898	2,920,125

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(534,143)	--
Institutional Service Shares	(13,052,092)	(4,663,861)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	--
Institutional Service Shares	(507,288)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,093,523)	(4,663,861)

Share Transactions:
Proceeds from sale of shares	334,234,163	325,135,965
Net asset value of shares issued to shareholders in payment of distributions declared	8,463,799	2,839,714
Cost of shares redeemed	(308,900,965)	(130,300,447)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,796,997	197,675,232

Change in net assets	31,386,372	195,931,496

Net Assets:
Beginning of period	196,031,517	100,021

End of period (including undistributed net investment income of $200,044 and $83,500, respectively)	$227,417,889	$196,031,517

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

Effective February 22, 2000, the Fund began offering Institutional Shares in addition to the Institutional Service Shares previously offered.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was effected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Net capital losses of $1,667,062 attributable to security transactions incurred after October 31, 1999 are treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2000, the Fund had realized gains of $80,902 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
December 2000	75 5-Year U.S Treasury Note Futures	Short	$ (13,476)

June 2001	60 90-Day Euro Dollar Futures	Short	3,750

December 2001	60 90-Day Euro Dollar Futures	Short	(18,000)

September 2002	150 90-Day Euro Dollar Futures	Short	(240,625)

September 2003	50 90-Day Euro Dollar Futures	Short	(86,875)

NET UNREALIZED APPRECIATION/(DEPRECIATION) ON FUTURES CONTRACTS			$(355,226)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class MII, 7.37%, 5/25/2029	03/12/1999	$ 445,934

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	742,131

C-BASS, ABS, LLC Series 1999-3, Class B1, 4.14%, 2/3/2029	07/09/1999	2,507,812

Circuit City Credit Card Master Trust 2000-1, Class CTFS, 7.82%, 2/15/2006	02/23/2000	3,000,000

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.57%, 11/18/2005	04/14/2000	3,999,048

Ford Credit Auto Owner Trust 2000-B, Class A4, 7.03%, 11/15/2003	04/13/2000	3,999,849

MBNA Master Credit Card Trust 1999-K, Class C, 7.57%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	88,669

Merit Securities Corp. 12, Class B1, 7.98%, 7/28/2033	05/18/1999	3,912,969

NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	02/23/1999	265,137

125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	01/12/1999	462,356

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	11/10/1999	1,956,451

Option One Mortgage Securities Corp. 2000-5, Class CTFS, 10.65%, 10/26/2030	08/11/2000	901,685

Potomac Capital Investment Corp., Medium Term Note, 7.55%, 11/19/2001	11/12/1999	5,000,000

Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	02/12/1999	410,718

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	05/21/1999	1,756,434

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Period Ended September 30	2000[1]		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,215,389	$51,362,056	--	--
Shares issued to shareholders in payment of distributions declared	213,695	418,156	--	--
Shares redeemed	(1,554,427)	(3,039,626)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,874,657	$48,740,586	--	--

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	144,009,760	$282,872,107	162,741,803	$325,135,965
Shares issued to shareholders in payment of distributions declared	4,100,413	8,045,643	1,426,095	2,839,714
Shares redeemed	(155,833,785)	(305,861,339)	(65,245,181)	(130,300,447)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,723,612)	$(14,943,589)	98,922,717	$197,675,232

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,151,045	$33,796,997	98,922,717	$197,675,232

1 For the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $87,969,710 and $54,389,698, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 2000, were as follows:

Purchases	$119,022,397

Sales	$80,711,788

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF INSTITUTIONAL SERVICE SHARES OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period from October 3, 1998 (date of initial public investment) to September 30, 1999 were audited by other auditors whose report dated October 22, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000


A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying charges.


Federated
World-Class Investment Manager®
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor


Investment Company Act File No. 811-7115



Cusip 31428Q606



G02481-01 (11/00)


Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

Federated Ultrashort Bond Fund (Institutional Service Shares)

APPENDIX:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Funds Institutional Service Shares as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Funds Institutional Service Shares start of business through the calendar year ended December 31,1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999. The percentages noted are 7.15% and 4.62%, respectively.

Federated
World-Class Investment Manager®

Federated Ultrashort Bond Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the One-Year Period Ended September 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Ultrashort Bond Fund (Ultrashort) represents an average investment grade quality fixed income portfolio having an effective duration not to exceed one year. Investments are concentrated in corporate, asset backed and mortgage backed debt securities. The fund may also allocate a combined 25 percent of assets, in either or both of the high yield corporate and international bond sectors.

This report represents the second annual report for the Fund in its current configuration. Ultrashort was previously named Federated Limited Duration Government Fund. The Fund adopted its current name and investment objective as of October 28, 1998.

The past year has been a volatile one for bond markets, though the net outcome should be considered a reasonable one. Yields at the one-year point of the government yield curve (representative of the area of the yield curve where Ultrashort invests) began the period under review at around 5.17%, moved steadily up during the spring of 2000, and moved close to the 6.50% level during mid-May. From that point however, signs of economic slowing began to emerge, bringing yield levels down to just around 6.00% by period-end. While the Federal Reserve Board (the "Fed") is still cautioning the financial markets about the risk of inflation, forward yield curves (i.e., those yield curves which reflect the market's expectation of future interest rates) are already factoring in an easing of the Fed's monetary policy stance as soon as early next year. Fund management's current belief lies somewhere in the middle, meaning that it expects neither an increase nor a decrease in the federal funds target rate for at l east the next several months. While economic growth is undoubtedly slowing from the feverish pace of the first half of 2000, there is still a way to go before the U.S. economy needs to concern itself about negative growth.

For the second consecutive year, it was a difficult environment for "spread product" (i.e., those securities whose values are established on a relative basis to treasury yields). The fund's focus on an attractive level of current income means that virtually the entire portfolio is invested in spread securities at all times. The further one moved away in quality from Treasury securities, the more difficult the environment became. At first, the abatement of Y2K-related concerns helped credit product as investors realized there would be no significant problems, and realized they had kept too much cash on the sidelines. As the economy began to show signs of slowing into the summer however, investors started to jettison lower quality credits, fearing future problems. While such behavior is not uncommon as the economy slows, the degree to which the spread widening has now occurred appears to be factoring in a full-scale recession. Since fund management does not currently envision such an event, there now appears to be real value in some select corporate names. An exception to the "spread product widening" phenomenon occurred in the subordinate asset-backed sector (ABS), which fared better because of demand from investors seeking product for their asset-backed collateralized bond obligation (CBO) transactions. The emergence of the CBO market during 1999 and 2000 has provided certain market sectors with a stronger bid than might otherwise have been the case, thus allowing better performance in these sectors. Nonetheless, even subordinate ABS spreads are wider now than they were earlier in 2000.

Despite the volatility exhibited by both interest rate and credit spread levels during the period under review, Ultrashort maintained a net asset value range of only three cents, from $1.95 to $1.98, while providing a current yield well in excess of 6%. The net result was a total return of 5.95% for Institutional Service Shares for the year ended September 30, 2000 and 4.40% for Institutional Shares for the period February 22, 2000 to September 30, 2000. This compared with a return of 6.02% for the Lipper Ultrashort Debt category and 5.33% for the Merrill Lynch 1-Year U.S. Treasury Bill Index over the same period. The fund's significant exposure to highly rated asset-backed securities helped to add relative return, while the allocation to lower investment grade and noninvestment grade securities proved a drag on performance. To illustrate the latter point, the fund's small, diversified allocation to corporate high yield debt (which averaged under 4% during the period under review) reduced the fund's net asse t value by almost a full penny, and reduced total return by approximately 25 basis points.

Over the past year, the general credit quality of the fund has been raised in keeping with the slowing of the economy. At September 30, 2000, 60 percent of fund assets were deployed in AAA-rated securities or cash equivalents. That being said, a little over one-quarter of the fund (26%) remains in securities rated below single-A (versus 31% at the end of the prior period). This posture reflects the fact that the economy is simply slowing to a more sustainable growth rate, not going into recession. At this writing, marginal assets in the fund are generally being deployed in a combination of AAA-rated ABS and selected corporate credits which may have been "beaten up" too much in the current spate of spread widening. AAA-rated ABS has performed well over the past several months, and it is believed that trend will continue. Corporate exposure is likely to be raised somewhat (from the current 14% of assets) for reasons mentioned above, and Treasury and agency exposure will likely remain minimal. MBS exp osure, which is generally allocated to short (2-3 year) duration, "alternative-A" (good credit borrowers who do not meet specific agency underwriting standards) and "jumbo" product (loan size in excess of $252,000), is being maintained at around 17 percent of the portfolio, down from last year's 22 percent. The reduction has been redeployed in like-duration ABS, which are believed to have better return potential on an option-adjusted basis. Put another way, while the current yield is a little lower on ABS, management believes they'll have less downward price volatility than MBS, which should allow them to provide a better total return. Asset-backed securities currently comprise approximately 60% of the Ultrashort portfolio, with approximately two-thirds of those rated AAA. Subordinate ABS exposure has been reduced through a combination of paydowns, upgrades and sales, and is not being replaced in order to achieve the desired upgrade of the fund's credit profile. With regard to the fund's interest rate sensitivity, the fund's duration is in the middle of its target duration range of 0.5 -- 1.0 year.

INSTITUTIONAL SHARES

Growth of $10,000 Invested in Federated Ultrashort Bond Fund

[Graphic Representation Omitted - See Appendix]

Cumulative Total Return for the Period Ended September 30, 2000
Start of Performance (2/22/00)	4.40%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund (Institutional Shares) (the "Fund") from February 22, 2000 (start of performance) to September 30, 2000 compared to the Merrill Lynch 1-Year Treasury Bill Index ("ML1YT").2

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus, dated September 30, 2000, and, together with the financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1YT has been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The ML1YT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

INSTITUTIONAL SERVICE SHARES

Growth of $10,000 Invested in Federated Ultrashort Bond Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended September 30, 2000
1 Year	5.95%
Start of Performance (5/31/97)	6.30%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2000 compared to the Merrill Lynch 1-Year Treasury Bill Index ("ML1YT").2

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus, dated September 30, 2000, and, together with the financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1YT has been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The ML1YT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

Federated
World-Class Investment Manager®
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q879
Cusip 31428Q606
G02603-02 (11/00)

Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

APPENDIX

MANAGEMENTS DISCUSSION OF FUND PERFORMANCE

Federated Ultrashort Bond Fund (Institutional Shares)

Growth of $10,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Funds Institutional Shares are represented by a solid line. The Merrill Lynch 1-Year Treasury Bill Index (ML1YT) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Institutional Shares of the Fund and the ML1YT. The "x" axis reflects computation periods from 2/22/00 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Funds Institutional Shares as compared to the ML1YT. The ending values were $10,440 and $10,399, respectively.

Federated Ultrashort Bond Fund (Institutional Service Shares)

Growth of $10,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Fund's Institutional Service Shares are represented by a solid line. The Merrill Lynch 1-Year Treasury Bill Index (ML1YT) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Institutional Service Shares of the Fund and the ML1YT. The "x" axis reflects computation periods from 5/31/97 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares as compared to the ML1YT. The ending values were $12,261 and $11,932, respectively.

Federated
World-Class Investment Manager®

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

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PROSPECTUS

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November 30, 2000

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INSTITUTIONAL SHARES

A mutual fund seeking to provide total return by investing at least 65% of its assets in a diversified portfolio of mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the Fund Invests? 6

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What are the Specific Risks of Investing in the Fund? 13

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What Do Shares Cost? 15

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How is the Fund Sold? 16

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How to Purchase Shares 16

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How to Redeem Shares 18

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Account and Share Information 20

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Who Manages the Fund? 21

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Financial Information 22

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Independent Auditors' Report 34

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: 1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and 2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing at least 65% of its assets in governmental and non-governmental investment grade mortgage backed securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Credit Risk. It is possible that issuers of non-governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities, due to the potential prepayment of higher interest rate mortgages.
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  Liquidity Risk. The non-governmental mortgage backed securities and complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 7.24%.

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Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 2.23% (quarter ended September 30, 1998). Its lowest quarterly return was (0.50%) (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS), a broad-based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBS is composed of all fixed rate, securitized mortgage pools issued by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBMBS	LUSMFC
1 Year	2.23%	1.86%	0.43%
Start of Performance[1]	6.74%	5.95%	5.06%

1 The Fund's Institutional Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	1.74%
Total Annual Fund Operating Expenses	2.39%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2000.

Total Waivers and Reimbursements of Fund Expenses	2.09%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.30%

2 The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

4 The Adviser voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) were 0.30% for the fiscal year ended September 30, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$242

3 Years	$745

5 Years	$1,275

10 Years	$2,726

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government and nongovernment investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage and asset backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

The Adviser may use collateralized mortgage obligations (CMOs) to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage and asset backed securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund invests.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized rating service.

SEQUENTIAL CMOS

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In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Non-Governmental Mortgage Backed Securities

Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

Mortgage Related Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

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Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy/sell the following types of futures contracts: financial futures contracts.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;
  Buy or write options to close out existing options positions; and
  The Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $100,000. An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."
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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record;
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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Kathleen M. Foody-Malus

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Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since inception. She is Vice President of the Corporation. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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Edward J. Tiedge

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Edward J. Tiedge has been the Fund's Portfolio Manager since inception. He is Vice President of the Corporation. Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report, on page 34.

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.68	0.67	0.95	0.25
Net realized and unrealized gain (loss) on investments	0.08	(0.35)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.76	0.32	0.80	0.51

Less Distributions:
Distributions from net investment income	(0.68)	(0.66)	(0.95)	(0.25)
Distributions from net realized gain on investments	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.69)	(0.66)	(0.95)	(0.25)

Net Asset Value, End of Period	$9.84	$ 9.77	$10.11	$10.26

Total Return[3]	8.11%	3.20%	8.25%	5.12%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.26%	0.00%[4]

Net investment income	7.07%	6.63%	9.42%	7.37%[4]

Expense waiver/reimbursement[5]	2.09%	3.65%	7.22%	12.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$36,722	$17,049	$5,224	$5,145

Portfolio turnover	66%	150%	147%	9%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Home Equity Loans--4.7%
$500,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	$509,844
200,000		Mellon Bank Home Equity Installment Loan 98-1, 6.950%, 3/25/2015	188,454
12,498,115		New Century Home Equity Loan Trust 99, Class C3 (Interest Only), 1.935%, 6/25/2002	373,956
490,574		Residential Funding Mortgage Securities I 98-S31, Class A1, 6.500%, 12/25/2028	466,918
4,632,654		Salomon Brothers Mortgage Sec. VII 4 (Interest Only), 2.547%, 12/25/2027	220,051

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,813,053)	1,759,223

		LONG-TERM OBLIGATIONS--91.2%
		Federal Home Loan Mortgage Corporation--42.0%
2,700,110		6.000%, 1/1/2029 - 11/1/2029	2,526,277
3,495,294		6.500%, 9/1/2028 - 2/1/2029	3,362,120
5,818,173		7.000%, 6/1/2028 - 9/1/2030	5,707,648
3,991,080	[1]	7.500%, 2/1/2027 - 8/1/2030	3,990,458

		TOTAL	15,586,503

		Federal Home Loan Mortgage Corporation-Debenture--4.3%
1,700,000		5.750%, 3/15/2009	1,587,290

		Federal Home Loan Mortgage Corporation REMIC--3.5%
1,123,173		Series 197, (Principal Only), 4/1/2028	710,058
2,447,593		Series 2139, (Interest Only), 6.500%, 10/15/2026	579,774

		TOTAL	1,289,832

		Federal National Mortgage Association--23.4%
2,439,791		6.000%, 6/1/2014 -- 11/1/2030	2,283,283
2,540,458		6.500%, 11/1/2015 -- 11/1/2030	2,450,575
1,884,641		7.000%, 4/1/2029 - 10/1/2030	1,847,259
1,000,000	[1]	7.500%, 11/1/2030	998,120
1,100,237		8.000%, 12/1/2026 -- 11/1/2030	1,116,025

		TOTAL	8,695,262

Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--2.6%
$49,469,236		FNGT, Series GT 99-T2-X, 0.667%, (Interest Only), 1/19/2039	$966,184

		Government National Mortgage Association--15.4%
1,703,836		6.500%, 5/15/2024 - 4/15/2029	1,648,606
2,075,701		7.000%, 9/15/2028 - 6/15/2029	2,044,812
1,030,150	[1]	7.500%, 9/15/2030	1,033,364
999,901		8.000%, 9/15/2030	1,018,019

		TOTAL	5,744,801

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $33,831,385)	33,869,872

		MUTUAL FUNDS--9.9%
2,894,556		Government Obligations Fund	2,894,556
77,000		Income Opportunities Fund 2000, Inc.	765,188

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,650,119)	3,659,744

		REPURCHASE AGREEMENT--8.6%[2]
$3,200,000	[3]	Goldman Sachs Group, Inc., 6.520%, dated 9/13/2000, due 10/16/2000 (at amortized cost)	3,200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $42,494,557)[4]	$42,488,839

1 All or a portion of this security is subject to a future dollar roll transaction.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $42,494,557. The net unrealized depreciation of investments on a federal tax basis amounts to $5,718 which is comprised of $268,625 appreciation and $274,343 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($37,128,517) at September 30, 2000.

The following acronym is used throughout this portfolio.

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $42,494,557)		$42,488,839
Income receivable		180,191
Receivable for investments sold		867,939
Receivable for shares sold		227,090

TOTAL ASSETS		43,764,059

Liabilities:
Payable for investments purchased	$3,244,534
Payable for shares redeemed	6,475
Income distribution payable	181,076
Payable for dollar roll transactions	3,187,352
Accrued expenses	16,105

TOTAL LIABILITIES		6,635,542

Net assets for 3,774,138 shares outstanding		$37,128,517

Net Assets Consist of:
Paid in capital		$37,212,025
Net unrealized depreciation of investments		(5,718)
Accumulated net realized loss on investments		(77,790)

TOTAL NET ASSETS		$37,128,517

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,722,461 ÷ 3,732,866 shares outstanding		$9.84

Institutional Service Shares:
$406,056 ÷ 41,272 shares outstanding		$9.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$37,076
Interest (net of dollar roll expense of $41,587)			1,323,928

TOTAL INCOME			1,361,004

Expenses:
Investment adviser fee		$73,947
Administrative personnel and services fee		155,000
Custodian fees		4,808
Transfer and dividend disbursing agent fees and expenses		36,278
Directors'/Trustees' fees		2,770
Auditing fees		10,164
Legal fees		2,882
Portfolio accounting fees		56,684
Distribution services fee--Institutional Service Shares		1,295
Shareholder services fee--Institutional Shares		44,922
Shareholder services fee--Institutional Service Shares		1,295
Share registration costs		30,582
Printing and postage		18,662
Insurance premiums		1,181
Taxes		2,467
Miscellaneous		1,094

TOTAL EXPENSES		444,031

Waivers and Reimbursements:
Waiver of investment adviser fee	$(73,947)
Waiver of distribution services fee--Institutional Service Shares	(1,036)
Waiver of shareholder services fee--Institutional Shares	(44,922)
Reimbursement of investment adviser fee	(513)
Reimbursement of other operating expenses	(267,103)

TOTAL WAIVERS AND REIMBURSEMENTS		(387,521)

Net expenses			56,510

Net investment income			1,304,494

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(39,521)
Net change in unrealized depreciation of investments			233,780

Net realized and unrealized gain on investments			194,259

Change in net assets resulting from operations			$1,498,753

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,304,494	$685,841
Net realized gain (loss) on investments ($15,104 and $440, respectively, as computed for federal tax purposes)	(39,521)	(9,453)
Net change in unrealized appreciation (depreciation) of investments	233,780	(394,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,498,753	282,387

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,276,180)	(669,956)
Institutional Service Shares	(34,437)	(10,121)
Distributions from net realized gain on investments
Institutional Shares	(14,548)	--
Institutional Service Shares	(556)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,325,721)	(680,077)

Share Transactions:
Proceeds from sale of shares	26,019,845	11,435,668
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	3,204,570
Net asset value of shares issued to shareholders in payment of distributions declared	130,106	96,174
Cost of shares redeemed	(6,772,544)	(1,999,893)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,377,407	12,736,519

Change in net assets	19,550,439	12,338,829

Net Assets:
Beginning of period	17,578,078	5,239,249

End of period	$37,128,517	$17,578,078

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Fund Shares Issued	325,337

Common Trust Fund Net Assets Received	$3,204,570

Unrealized Appreciation[1]	$84,429

1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income
$(6,123)	$6,123

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Additionally, net capital losses of $88,777 attributable to security transactions incurred after October 31, 1999, are treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000
Institutional Service Shares	1,000,000
TOTAL	2,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,624,346	$25,675,954	1,087,338	$10,854,139
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	--	325,337	3,204,570
Shares issued to shareholders in payment of distributions declared	10,559	102,523	8,852	87,946
Shares redeemed	(647,059)	(6,280,888)	(193,428)	(1,929,683)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,987,846	$19,497,589	1,228,099	$12,216,972

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	35,447	$343,891	58,881	$581,529
Shares issued to shareholders in payment of distributions declared	2,848	27,583	841	8,228
Shares redeemed	(51,133)	(491,656)	(7,138)	(70,210)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(12,838)	$(120,182)	52,584	$519,547

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,975,008	$19,377,407	1,280,683	$12,736,519

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $24,983,767 and $18,415,931 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2000, were as follows:

Purchases	$30,954,978
Sales	$12,755,499

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF INSTITITIONAL SHARES OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Mortgage Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000

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A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q887

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G01922-01-IS (11/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Mortgage Fund (Institutional Shares)

APPENDIX:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mortgage Fund's Institutional Shares as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999, The percentages noted are: 7.58% and 2.23%.

Federated
World-Class Investment Manager®

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

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PROSPECTUS

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November 30, 2000

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return by investing at least 65% of its assets in a diversified portfolio of mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

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What are the Specific Risks of Investing in the Fund? 13

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What Do Shares Cost? 15

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How is the Fund Sold? 15

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How to Purchase Shares 16

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How to Redeem Shares 17

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Account and Share Information 20

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Who Manages the Fund? 21

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Financial Information 22

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Independent Auditors' Report 34

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: 1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and 2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in governmental and non-governmental investment grade mortgage backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Credit Risk. It is possible that issuers of non-governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Liquidity Risk. The non-governmental mortgage backed securities and complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 7.00%.

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Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 2.15% (quarter ended September 30, 1998). Its lowest quarterly return was (0.57%) (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS), a broad-based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBS is composed of all fixed rate, securitized mortgage pools issued by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBMBS	LUSMFC
1 Year	1.93%	1.86%	0.43%
Start of Performance[1]	6.44%	5.95%	5.06%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	1.74%
Total Annual Fund Operating Expenses	2.64%

1 Although not contractually obligated to do so, the Adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2000.

Total Waivers and Reimbursements of Fund Expenses	2.04%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.60%

2 The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 2000.

4 The Adviser voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) were 0.30% for the fiscal year ended September 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$267

3 Years	$820

5 Years	$1,400

10 Years	$2,973

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government and non-government investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage and asset backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

The Adviser may use collateralized mortgage obligations (CMOs) to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage and asset backed securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund invests.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized rating service.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Non-Governmental Mortgage Backed Securities

Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

Mortgage Related Asset Backed Securities

Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy/sell the following types of futures contracts: financial futures contracts.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;
  Buy or write options to close out existing options positions; and
  The Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."
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DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record;
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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Kathleen M. Foody-Malus

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Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since inception. She is Vice President of the Corporation. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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Edward J. Tiedge

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Edward J. Tiedge has been the Fund's Portfolio Manager since inception. He is Vice President of the Corporation. Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 34.

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.66	0.66	0.92	0.24
Net realized and unrealized gain (loss) on investments	0.07	(0.37)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.73	0.29	0.77	0.50

Less Distributions:
Distributions from net investment income	(0.65)	(0.63)	(0.92)	(0.24)
Distributions from net realized gain on investments	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.66)	(0.63)	(0.92)	(0.24)

Net Asset Value, End of Period	$9.84	$ 9.77	$10.11	$10.26

Total Return[3]	7.79%	2.89%	7.93%	5.07%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.48%	0.00%[4]

Net investment income	6.72%	6.38%	6.62%	7.76%[4]

Expense waiver/reimbursement[5]	2.04%	3.60%	8.52%	14.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$406	$529	$15	$5

Portfolio turnover	66%	150%	147%	9%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Home Equity Loans--4.7%
$500,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	$509,844
200,000		Mellon Bank Home Equity Installment Loan 98-1, 6.950%, 3/25/2015	188,454
12,498,115		New Century Home Equity Loan Trust 99, Class C3 (Interest Only), 1.935%, 6/25/2002	373,956
490,574		Residential Funding Mortgage Securities I 98-S31, Class A1, 6.500%, 12/25/2028	466,918
4,632,654		Salomon Brothers Mortgage Sec. VII 4 (Interest Only), 2.547%, 12/25/2027	220,051

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,813,053)	1,759,223

		LONG-TERM OBLIGATIONS--91.2%
		Federal Home Loan Mortgage Corporation--42.0%
2,700,110		6.000%, 1/1/2029 - 11/1/2029	2,526,277
3,495,294		6.500%, 9/1/2028 - 2/1/2029	3,362,120
5,818,173		7.000%, 6/1/2028 - 9/1/2030	5,707,648
3,991,080	[1]	7.500%, 2/1/2027 - 8/1/2030	3,990,458

		TOTAL	15,586,503

		Federal Home Loan Mortgage Corporation-Debenture--4.3%
1,700,000		5.750%, 3/15/2009	1,587,290

		Federal Home Loan Mortgage Corporation REMIC--3.5%
1,123,173		Series 197, (Principal Only), 4/1/2028	710,058
2,447,593		Series 2139, (Interest Only), 6.500%, 10/15/2026	579,774

		TOTAL	1,289,832

		Federal National Mortgage Association--23.4%
2,439,791		6.000%, 6/1/2014 -- 11/1/2030	2,283,283
2,540,458		6.500%, 11/1/2015 -- 11/1/2030	2,450,575
1,884,641		7.000%, 4/1/2029 - 10/1/2030	1,847,259
1,000,000	[1]	7.500%, 11/1/2030	998,120
1,100,237		8.000%, 12/1/2026 -- 11/1/2030	1,116,025

		TOTAL	8,695,262

Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Federal National Mortgage Association REMIC--2.6%
$49,469,236		FNGT, Series GT 99-T2-X, 0.667%, (Interest Only), 1/19/2039	$966,184

		Government National Mortgage Association--15.4%
1,703,836		6.500%, 5/15/2024 - 4/15/2029	1,648,606
2,075,701		7.000%, 9/15/2028 - 6/15/2029	2,044,812
1,030,150	[1]	7.500%, 9/15/2030	1,033,364
999,901		8.000%, 9/15/2030	1,018,019

		TOTAL	5,744,801

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $33,831,385)	33,869,872

		MUTUAL FUNDS--9.9%
2,894,556		Government Obligations Fund	2,894,556
77,000		Income Opportunities Fund 2000, Inc.	765,188

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,650,119)	3,659,744

		REPURCHASE AGREEMENT--8.6%[2]
$3,200,000	[3]	Goldman Sachs Group, Inc., 6.520%, dated 9/13/2000, due 10/16/2000 (at amortized cost)	3,200,000

		TOTAL INVESTMENTS (IDENTIFIED COST $42,494,557)[4]	$42,488,839

1 All or a portion of this security is subject to a future dollar roll transaction.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $42,494,557. The net unrealized depreciation of investments on a federal tax basis amounts to $5,718 which is comprised of $268,625 appreciation and $274,343 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($37,128,517) at September 30, 2000.

The following acronym is used throughout this portfolio.

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $42,494,557)		$42,488,839
Income receivable		180,191
Receivable for investments sold		867,939
Receivable for shares sold		227,090

TOTAL ASSETS		43,764,059

Liabilities:
Payable for investments purchased	$3,244,534
Payable for shares redeemed	6,475
Income distribution payable	181,076
Payable for dollar roll transactions	3,187,352
Accrued expenses	16,105

TOTAL LIABILITIES		6,635,542

Net assets for 3,774,138 shares outstanding		$37,128,517

Net Assets Consist of:
Paid in capital		$37,212,025
Net unrealized depreciation of investments		(5,718)
Accumulated net realized loss on investments		(77,790)

TOTAL NET ASSETS		$37,128,517

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,722,461 ÷ 3,732,866 shares outstanding		$9.84

Institutional Service Shares:
$406,056 ÷ 41,272 shares outstanding		$9.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$37,076
Interest (net of dollar roll expense of $41,587)			1,323,928

TOTAL INCOME			1,361,004

Expenses:
Investment adviser fee		$73,947
Administrative personnel and services fee		155,000
Custodian fees		4,808
Transfer and dividend disbursing agent fees and expenses		36,278
Directors'/Trustees' fees		2,770
Auditing fees		10,164
Legal fees		2,882
Portfolio accounting fees		56,684
Distribution services fee--Institutional Service Shares		1,295
Shareholder services fee--Institutional Shares		44,922
Shareholder services fee--Institutional Service Shares		1,295
Share registration costs		30,582
Printing and postage		18,662
Insurance premiums		1,181
Taxes		2,467
Miscellaneous		1,094

TOTAL EXPENSES		444,031

Waivers and Reimbursements:
Waiver of investment adviser fee	$(73,947)
Waiver of distribution services fee--Institutional Service Shares	(1,036)
Waiver of shareholder services fee--Institutional Shares	(44,922)
Reimbursement of investment adviser fee	(513)
Reimbursement of other operating expenses	(267,103)

TOTAL WAIVERS AND REIMBURSEMENTS		(387,521)

Net expenses			56,510

Net investment income			1,304,494

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(39,521)
Net change in unrealized depreciation of investments			233,780

Net realized and unrealized gain on investments			194,259

Change in net assets resulting from operations			$1,498,753

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,304,494	$685,841
Net realized gain (loss) on investments ($15,104 and $440, respectively, as computed for federal tax purposes)	(39,521)	(9,453)
Net change in unrealized appreciation (depreciation) of investments	233,780	(394,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,498,753	282,387

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,276,180)	(669,956)
Institutional Service Shares	(34,437)	(10,121)
Distributions from net realized gain on investments
Institutional Shares	(14,548)	--
Institutional Service Shares	(556)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,325,721)	(680,077)

Share Transactions:
Proceeds from sale of shares	26,019,845	11,435,668
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	3,204,570
Net asset value of shares issued to shareholders in payment of distributions declared	130,106	96,174
Cost of shares redeemed	(6,772,544)	(1,999,893)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,377,407	12,736,519

Change in net assets	19,550,439	12,338,829

Net Assets:
Beginning of period	17,578,078	5,239,249

End of period	$37,128,517	$17,578,078

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Fund Shares Issued	325,337

Common Trust Fund Net Assets Received	$3,204,570

Unrealized Appreciation[1]	$84,429

1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income
$(6,123)	$6,123

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Additionally, net capital losses of $88,777 attributable to security transactions incurred after October 31, 1999, are treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000
Institutional Service Shares	1,000,000
TOTAL	2,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,624,346	$25,675,954	1,087,338	$10,854,139
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	--	--	325,337	3,204,570
Shares issued to shareholders in payment of distributions declared	10,559	102,523	8,852	87,946
Shares redeemed	(647,059)	(6,280,888)	(193,428)	(1,929,683)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,987,846	$19,497,589	1,228,099	$12,216,972

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	35,447	$343,891	58,881	$581,529
Shares issued to shareholders in payment of distributions declared	2,848	27,583	841	8,228
Shares redeemed	(51,133)	(491,656)	(7,138)	(70,210)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(12,838)	$(120,182)	52,584	$519,547

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,975,008	$19,377,407	1,280,683	$12,736,519

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended September 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $24,983,767 and 18,415,931 respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2000, were as follows:

Purchases	$30,954,978
Sales	$12,755,499

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF INSTITITIONAL SERVICE SHARES OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Mortgage Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000


A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager®
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q804


G01922-02-SS (11/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Mortgage Fund (Institutional Service Shares)

APPENDIX

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mortgage Funds Institutional Service Shares as of the calendar year-end for each of two years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999, The percentages noted are: 7.26% and 1.93%.

Federated
World-Class Investment Manager®

Federated Mortgage Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for Fiscal Year Ended September 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

For the fiscal year, Federated Mortgage Fund ("the Fund") generated a total return of 8.11% for Institutional Shares and 7.79% for Institutional Service Shares, substantially ahead of the 7.42% return of the Lehman Brothers Mortgage-Backed Securities Index (LBMBS). As of September 30, 2000, the Fund recorded net assets of $37.1 million with an average 30-day net yield as calculated under Securities and Exchange Commission (SEC) guidelines of 7.12% for Institutional Shares and 6.81% for Institutional Service Shares based upon a net asset value of $9.84 for Institutional Shares and Institutional Service Shares. The Fund provides shareholders with a professionally managed portfolio invested primarily in mortgage-backed securities (MBS). The Fund will invest at least 65% of its total assets in U.S. government and non-U.S. government MBS.

On a fiscal year basis, interest rates appeared to be little changed: the ten-year Treasury yield drifted from 5.88% on September 30, 1999 to 5.80% on September 30, 2000. This year-over-year comparison, however, masks significant intra-year volatility not only in interest rates, but in the shape of the yield curve as well. Ten-year Treasury yields rose almost 100 basis points at the end of 1999 as gross domestic product (GDP) growth accelerated from a 4% average in the first three quarters of 1999 to 5% in the fourth quarter on huge gains in consumer spending and technology investment. Yields peaked at 6.79% in January, then plummeted 100 basis points back down to 5.78% in April as the Treasury embarked on a $30 billion buy-back binge, compliments of a swelling budget surplus. A 1,700 point drop in the Nasdaq Stock Market (NASDAQ) during March and April added fuel to the fire as stock investors sought the safe haven of bonds, particularly Treasury bonds and GNMA MBS which are also backed by the full faith and credit of the federal government.

During this period the yield curve inverted from a positive to a negative slope, with longer maturities yielding less than shorter maturities. The spread between two and 30-year Treasuries went from positive 30 basis points in January to negative (50) basis points in April. This combination of declining interest rates and a flattening yield curve renewed prepayment fears and resulted in significant underperformance of MBS during the spring months. In addition, conventional mortgages suffered more than GNMAs as politicians began to question the implied government backing of agency debt at a time when the agencies were ramping up issuance to provide investors with a high quality, liquid alternative to the shrinking pool of Treasury securities.

In April MBS recouped a portion of their earlier underperformance as Treasury rates shot back up: the ten-year Treasury yield jumped from 5.78% in April to 6.57% by the first week of May. Second quarter GDP growth registered a surprising 6.1% gain, the highest level since 1984, the unemployment rate sank to 4.0%, and the NASDAQ bottomed at 3,300 before bouncing back to almost 4,000.

In May interest rates reversed course and began to trend lower again as the bond market sensed a cooling in economic growth from the vibrant pace of the first half of the year. During the summer a number of economic indicators began to suggest that the 175 basis points of tightening between June 1999 and May 2000 had enabled the Federal Reserve Board (the "Fed") to engineer a "soft landing" for the economy. By September the growth slowdown was unmistakable. The six-month trend growth in monthly nonfarm payrolls, for example, had decelerated to $127,000, compared with the 12-month average gain of $209,000. Further evidence of growing slack in the labor markets was an increase in initial unemployment insurance claims from a low of 206,000 in mid-May to 287,000 at the end of September. This softening of the labor market was reflected in the decline in personal income from the 12-month average annualized gain of 6.3% to the six-month average of 6.0%. The deceleration in income gains and a diminished wealth effect from a volatile and struggling stock market led to a substantial drop in retail sales: the six-month average growth rate of 3.0% in September was less than half the 12-month average of 7.0%.

Other sectors of the economy also showed signs of fatigue. The export sector of the manufacturing industry was particularly hard hit by the appreciation of the trade-weighted dollar, which jumped from 115 in January to 122 in September. The six-month trend in factory orders sagged to 4.1%, vs. the 12-month average of 5.0%. In addition, the National Purchasing Managers Index fell from 57 at the beginning of the year to 49 in September. Housing starts, responding to the higher rate environment in 2000, eased to a 1.53 million pace from the 12-month trend of 1.65 million. And finally, the year-over-year growth in construction spending dwindled from 6.0% at the beginning of the year to 3.1% in September.

The decline in interest rates from May through September occurred despite the appearance of a number of inflationary warning signals. Bolstered by surging global demand and record low inventory levels, oil prices climbed to their highest levels since the Gulf War in 1990. The consumer price index (CPI), which bottomed at 1.4% year over year in October 1998, steadily increased to 3.4% year over year (although excluding volatile food and energy prices, the core CPI was stable at about 2.5%). The Goldman Sachs Commodity Price Index was up over 20% year-to-date, while the Commodity Research Bureau price gauge was up 8.0% since year-end. With the exception of long rates, the bond market was able to shrug off these warning signs and focus instead on remarkably strong productivity growth (5.2% in the second quarter), the disinflationary influences of a strong currency, and the expectation that fierce competition brought on by disappearing global trade barriers and improved price discovery via the internet were likely to contain any inflation outbreak.

One outgrowth of rising energy prices that was beneficial for MBS was a pronounced steepening of the yield curve. Rising oil prices pushed short and long interest rates in opposite directions. By acting as a "tax" on consumer spending, rising energy prices create a drag on GDP growth, enabling the Fed to hold the line on tightening and permitting short term interest rates to fall. At the same time, by raising inflation expectations, high oil prices tend to pressure long rates higher. In addition, the presidential election exacerbated this steepening influence: the market feared that regardless of which party triumphed, the growing budget surplus would be jeopardized by either increased spending (Democrats) or large tax cuts (Republicans).

The decline in interest rates and steepening of the yield curve during the May-September period helped to bolster the performance of MBS, particularly in the second half of August and into September. Conventional MBS also managed to recoup some of their underperformance relative to GNMAs as concerns over agency ties to the federal government diminished.

As noted above, for the fiscal year the Fund's Institutional Shares and Institutional Service Shares generated a total return of 8.11% and 7.79%, respectively, vs. 7.42% for the LBMBS. Duration was maintained roughly equal to the benchmark duration of approximately 3.9 years. The Fund was overweight conventional MBS for much of the reporting period, as well as overweight 30-year vs. 15-year paper. The Fund was also somewhat biased to discount and par coupons over premiums. The Fund was able to enhance yield and NAV via selected trades in non-agency mortgage collateral, mortgage derivative securities and structured mortgage product. The Fund also continued to take advantage of the dollar roll market when the opportunity presented itself.

In general, Federated remains positive on the mortgage market, due to low supply, minimal prepayment volatility, and excellent liquidity relative to other non-Treasury bond sectors. In addition, the recent steepening of the Treasury yield curve should increase demand for mortgage product from CMO arbitrageurs.

INSTITUTIONAL SHARES

Growth of $100,000 Invested in Federated Mortgage Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended September 30, 2000
1 Year	8.11%
Start of Performance (5/31/97)	7.42%

The graph above illustrates the hypothetical investment of $100,0001 in the Federated Mortgage Fund (Institutional Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2000, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMBS and the LUSMFC are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Mortgage Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended September 30, 2000
1 Year	7.79%
Start of Performance (5/31/97)	7.11%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2000, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS)2 and the Lipper U.S. Mortgage Fund Category (LUSMFC).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBMBS and the LUSMFC are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

Federated
World-Class Investment Manager®
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q804
Cusip 31428Q887
G01922-04 (11/00)

Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

APPENDIX

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Federated Mortgage Fund (Institutional Shares)

Growth of $100,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Mortgage Fund (the "Fund") are represented by a solid line. The Lehman Brothers Mortgage-Backed Securities Index (LBMBS) is represented by a dotted line. The Lipper U.S. Mortgage Fund Category (LUSMFC) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $100,000 hypothetical investment in the Institutional Shares of the Fund, the LBMBS and the LUSMFC. The "x" axis reflects computation periods from 5/31/97 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares as compared to the LBMBS and the LUSMFC. The ending values were $126,957, $124,257, and $120,933, respectively.

Federated Mortgage Fund (Institutional Service Shares)

Growth of $25,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Mortgage Fund (the "Fund") are represented by a solid line. The Lehman Brothers Mortgage-Backed Securities Index (LBMBS) is represented by a dotted line. The Lipper U.S. Mortgage Fund Category (LUSMFC) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund, the LBMBS and the LUSMFC. The "x" axis reflects computation periods from 5/31/97 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares as compared to the LBMBS and the LUSMFC. The ending values were $32,442, $31,064, and $30,341, respectively.

Federated
World-Class Investment Manager®

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

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PROSPECTUS

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November 30, 2000

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of domestic fixed income securities with an average portfolio duration of three years or less.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

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What are the Fund's Fees and Expenses? 4

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What are the Fund's Investment Strategies? 5

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What are the Principal Securities in Which the Fund Invests? 7

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What are the Specific Risks of Investing in the Fund? 10

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What Do Shares Cost? 13

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How is the Fund Sold? 13

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How to Purchase Shares 14

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How to Redeem Shares 15

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Account and Share Information 17

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Who Manages the Fund? 18

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Financial Information 19

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Independent Auditors' Report 36

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic fixed income securities, including corporate debt securities, U.S. government obligations and mortgage backed and asset backed securities. Under normal market conditions, the Fund invests at least 65% of its assets in domestic investment grade debt securities. The investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than otherwise would be the case.
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  Currency Risk. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 5.31%.

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Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 2.60% (quarter ended June 30, 1997). Its lowest quarterly return was 0.38% (quarter ended December 31, 1998).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Corporate Index (ML1-3C), a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding, and Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1-3T	ML1-3C	LSIGDFA
1 Year	3.32%	3.06%	3.90%	2.92%
Start of Performance[1]	6.06%	5.69%	6.23%	5.18%
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1  The Fund's Institutional Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.08%

1  Although not contractually obligated to do so, the Adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2000.

Total Waivers and Reimbursements of Fund Expenses	0.73%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.35%

2   The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

3   The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

4   The Adviser voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) were 0.35% for the fiscal year ended September 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$110

3 Years	$343

5 Years	$595

10 Years	$1,317

What are the Fund's Investment Strategies?

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Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic, high-quality fixed income securities, combining various asset classes including U.S. Treasury, asset backed, mortgage backed and corporate debt securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted yields over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by a nationally recognized securities rating organization (NRSRO). The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

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Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

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The Fund may also invest a portion of its portfolio in foreign securities.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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FOREIGN SECURITIES

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

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Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot currency trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restriction on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

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From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Shares.

The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect its performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity and to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's portfolio manager since inception. He is Vice President of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Mark E. Durbiano

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Mark E. Durbiano has been the Fund's portfolio manager for the high-yield corporate bonds asset category of the Fund since inception. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 36.

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.69	0.63	0.70	0.66
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.10)	(0.35)	0.12	0.14

TOTAL FROM INVESTMENT OPERATIONS	0.59	0.28	0.82	0.80

Less Distributions:
Distributions from net investment income	(0.68)	(0.63)	(0.70)	(0.65)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.68)	(0.63)	(0.72)	(0.67)

Net Asset Value, End of Period	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[3]	6.17%	2.88%	7.85%	8.27%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.32%	0.00%

Net investment income	7.12%	6.45%	6.31%	6.47%

Expense waiver/reimbursement[4]	0.73%	0.91%	1.95%	8.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,780	$66,820	$30,219	$7,589

Portfolio turnover	34%	53%	64%	109%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--53.1%[1]
		Automobile--17.1%
$33,465		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	$33,510
29,846		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	29,844
2,000,000		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	1,997,500
1,500,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,493,940
1,500,000		Bay View Auto Trust 1999-LG1, Class A3, 6.91%, 3/15/2004	1,501,935
255,000		CIT RV Trust 1994-A, Class A, 4.90%, 7/15/2009	252,553
3,000,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	3,015,495
50,000		Chase Manhattan Auto Owner Trust 1997-A, Class A5, 6.50%, 12/17/2001	49,987
117,867		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	117,652
644,437		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	636,179
1,690,314		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,706,110
2,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	1,995,440
166,435	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	163,406
417,065	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	407,098
644,716		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	639,065
1,500,000		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	1,496,085
1,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,001,560
150,000		Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003	149,997

		TOTAL	16,687,356

		Credit Card--9.0%
102,726	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	99,784
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.82%, 2/15/2006	500,962
250,000		Citibank Credit Card Master Trust 1998-1, Class A, 5.75%, 1/15/2003	249,355
801,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	796,867
1,550,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,528,316
260,000		First USA Credit Card Master Trust 1997-6, Class A, 6.42%, 3/17/2005	258,625
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,995,760
1,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	993,910
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,027,950
285,000		Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	285,034
1,000,000		Proffitt's Credit Card Master Trust 1998-2, Class B, 6.15%, 9/15/2004	994,920

		TOTAL	8,731,483

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Home Equity Loan--14.2%
$500,000	[2]	125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	$455,000
603		Advanta Mortgage Loan Trust 1997-1, Class A2, 7.10%, 4/25/2020	601
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	497,646
1,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	972,455
1,266,352	[2]	Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,203,430
270,000		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	265,216
1,140,000		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	1,142,405
457,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	454,989
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	928,522
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	312,660
390,496		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	382,503
412,614		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	397,915
1,500,000		Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.72%, 6/21/2030	1,500,000
1,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	942,270
267,444		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	250,060
946,487	[2]	Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	946,782
1,500,000		Saxon Asset Securities Trust 1997-1, Class AF4, 7.76%, 2/25/2027	1,505,772
303,557		Saxon Asset Securities Trust 1997-1, Class BV, 7.52%, 4/25/2027	301,043
250,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	230,665
500,000		Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	499,545
478,246		Saxon Asset Securities Trust 2000-2, Class AV1, 6.88%, 7/25/2030	476,507
61,064		TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	61,056
64,591		UCFC Home Equity Loan 1995-A1, Class A5, 8.55%, 1/10/2020	64,523

		TOTAL	13,791,565

		Machinery & Equipment--0.5%
541,315		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	537,226

		Manufactured Housing--6.7%
407,335		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	407,783
2,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	1,999,374
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	237,525
22,663		Green Tree Financial Corp. 1996-4, Class A4, 6.80%, 6/15/2027	22,666
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,151,888
1,275,000	[2]	Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	1,160,250
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,001,093
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Manufactured Housing--continued
$70,649		Oakwood Mortgage Investors, Inc. 1997-C, Class A2, 6.45%, 11/15/2027	$70,389
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.22%, 6/7/2016	492,700

		TOTAL	6,543,668

		Other--5.6%
200,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	200,538
1,000,000		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	999,665
178,074		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	178,035
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 7.10%, 8/15/2025	2,000,000
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	585,850
60,951		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	60,937
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,448,715

		TOTAL	5,473,740

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $52,276,897)	51,765,038

		COLLATERALIZED MORTGAGE OBLIGATIONS--15.5%[1]
		Commercial Mortgage--0.8%
100,000	[2]	K Mart CMBS Financing, Inc. Series 1997-1, Class D, 7.73%, 3/1/2007	99,661
250,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A3, 7.20%, 1/15/2003	247,266
500,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A5, 7.87%, 1/15/2003	477,813

		TOTAL	824,740

		Government Agency--0.4%
405,000		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	367,371

		Whole Loan--14.3%
389,627	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 8.07%, 5/25/2029	356,752
453,934	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 8.37%, 5/25/2029	400,881
691,394		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	673,784
145,617	[2]	C-BASS ABS, LLC Series 1997-1, Class A1, 7.52%, 2/1/2017	144,161
103,987		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	99,828
1,230,070	[2]	C-BASS ABS, LLC Series 1999-3, Class B1, 8.23%, 2/3/2029	970,217
476,814		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	473,098
90,499	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	58,032
181,224		GE Capital Mortgage Services, Inc. 1996-3, Class A1, 7.00%, 3/25/2026	180,195
1,500,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	1,460,070
315,743		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	313,566
957,566		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	937,816
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued[1]
		Whole Loan--continued
$519,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	$486,409
900,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	687,796
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	943,302
1,254,187	[2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	1,224,987
481,940	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	383,142
1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	990,000
110,495		Residential Asset Securitization Trust 1997-A2, Class A3, 9.00%, 4/25/2027	110,190
1,000,000		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	998,620
293,407		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	290,154
829,919		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	797,079
180,667	[2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.27%, 1/28/2025	144,082
812,871		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	781,133

		TOTAL	13,905,294

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,580,300)	15,097,405

		CORPORATE BONDS--7.0%
		Banking--1.0%
1,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	996,770

		Finance - Automotive--1.0%
945,000		Ford Motor Credit Co., 8.55%, 4/8/2002	965,100

		Financial Intermediaries--1.0%
250,000		Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002	247,200
200,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.00%, 2/26/2001	199,158
500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.38%, 3/15/2001	498,435

		TOTAL	944,793

		Food & Drug Retailers--0.5%
500,000		Great Atlantic & Pacific Tea Co., Inc., Sr. Note, 7.70%, 1/15/2004	432,500

		Forest Products--0.6%
400,000		Fort James Corp., Sr. Note, 6.23%, 3/15/2001	398,552
200,000		Quno Corp., Sr. Note, 9.13%, 5/15/2005	210,478

		TOTAL	609,030

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, 7.64%, 7/15/2027	235,003

		Retailers--0.1%
50,000		Shopko Stores, Inc., 8.50%, 3/15/2002	49,478

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Technology Services--1.6%
$1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	$1,590,000

		Telecommunications & Cellular--1.0%
1,000,000		AT&T Corp., Global Bond, 5.63%, 3/15/2004	955,980

		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,946,682)	6,778,654

		U.S. GOVERNMENT AGENCIES--1.2%[1]
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	470,830
252,797		Government National Mortgage Association ARM, 8902, 30 Year, 7.38%, 1/20/2022	254,250
133,042		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	136,826
242,019		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	262,363

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $1,175,471)	1,124,269

		FOREIGN GOVERNMENTS/AGENCIES--0.5%
		Government Agency--0.3%
276,750		Brazil, Government of, IDU, 7.88%, 1/1/2001	276,504

		Sovereign--0.2%
200,000		Korea Development Bank, Bond, 7.13%, 9/17/2001	199,766

		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $440,461)	476,270

		PREFERRED STOCKS--0.2%
		Steel--0.2%
10,000		USX Capital LLC, Preferred, Series A (identified cost $254,375)	240,625

		U.S. TREASURY OBLIGATIONS--12.8%
$1,122,000		4.750%, 2/15/2004	1,082,584
250,000		5.375%, 6/30/2003	246,542
500,000		5.625%, 5/15/2001	498,040
1,000,000		5.750%, 11/15/2000	999,650
2,000,000		6.125%, 8/31/2002	2,003,140
2,000,000		6.500%, 2/15/2010	2,085,260
4,000,000		6.750%, 5/15/2005	4,143,760
1,400,000		7.500%, 11/15/2001	1,418,620

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $12,478,779)	12,477,596

Shares			Value
		MUTUAL FUNDS--13.4%
10,659,689		Prime Value Obligations Fund, Class IS	$10,659,689
307,375		High Yield Bond Portfolio	2,425,186

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $13,271,464)	13,084,875

		TOTAL INVESTMENTS (IDENTIFIED COST $102,424,429)[4]	$101,044,732

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2000, these securities amounted to $13,305,469 which represents 13.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $144,082 which represents 0.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by the Fund's Adviser according to criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $102,429,878. The net unrealized depreciation of investments on a federal tax basis amounts to $1,385,146 which is comprised of $203,732 appreciation and $1,588,878 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($97,404,984) at September 30, 2000.

The following acronym is used throughout the portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified cost $102,424,429 and tax cost $102,429,878)		$101,044,732
Cash		55,797
Income receivable		674,358
Receivable for shares sold		1,135,981

TOTAL ASSETS		102,910,868

Liabilities:
Payable for investments purchased	$5,004,482
Payable for shares redeemed	56,790
Income distribution payable	423,453
Accrued expenses	21,159

TOTAL LIABILITIES		5,505,884

Net assets for 9,950,412 shares outstanding		$97,404,984

Net Assets Consist of:
Paid in capital		$99,586,209
Net unrealized depreciation of investments		(1,379,697)
Accumulated net realized loss on investments		(987,342)
Undistributed net investment income		185,814

TOTAL NET ASSETS		$97,404,984

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$87,779,809 ÷ 8,967,130 shares outstanding		$9.79

Institutional Service Shares:
$9,625,175 ÷ 983,282 shares outstanding		$9.79

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$252,650
Interest			5,763,966

TOTAL INCOME			6,016,616

Expenses:
Investment adviser fee		$322,300
Administrative personnel and services fee		155,000
Custodian fees		10,001
Transfer and dividend disbursing agent fees and expenses		49,297
Directors'/Trustees' fees		3,141
Auditing fees		10,289
Legal fees		2,448
Portfolio accounting fees		61,321
Distribution services fee--Institutional Service Shares		21,891
Shareholder services fee--Institutional Shares		179,547
Shareholder services fee--Institutional Service Shares		21,891
Share registration costs		28,203
Printing and postage		23,423
Insurance premiums		1,300
Taxes		2,271
Miscellaneous		1,882

TOTAL EXPENSES		894,205

Waivers and Reimbursements:
Waiver of investment adviser fee	$(322,300)
Waiver of distribution services fee--Institutional Service Shares	(17,512)
Waiver of shareholder services fee--Institutional Shares	(179,547)
Reimbursement of investment adviser fee	(381)
Reimbursement of other operating expenses	(68,556)

TOTAL WAIVERS AND REIMBURSEMENTS		(588,296)

Net expenses			305,909

Net investment income			5,710,707

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(418,667)
Net realized gain on capital gain distributions from other investment companies			5,048
Net change in unrealized depreciation of investments			(444,578)

Net realized and unrealized loss on investments			(858,197)

Change in net assets resulting from operations			$4,852,510

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,710,707	$3,573,627
Net realized gain (loss) on investments ($(575,771) and $2,474, respectively, as computed for federal tax purposes)	(418,667)	(558,411)
Net realized gain on capital gain distributions from other investment companies	5,048	--
Net change in unrealized depreciation of investments	(444,578)	(1,379,505)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,852,510	1,635,711

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,977,835)	(2,875,443)
Institutional Service Shares	(580,133)	(659,954)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,557,968)	(3,535,397)

Share Transactions:
Proceeds from sale of shares	51,525,810	62,007,341
Net asset value of shares issued to shareholders in payment of distributions declared	1,171,996	674,646
Cost of shares redeemed	(30,155,862)	(27,337,842)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,541,944	35,344,145

Change in net assets	21,836,486	33,444,459

Net Assets:
Beginning of period	75,568,498	42,124,039

End of period (including undistributed net investment income of $185,814 and $33,075, respectively)	$97,404,984	$75,568,498

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At September 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $579,262, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 3,491

2008	$575,771

Additionally, net capital losses of $404,603 attributable to security transactions incurred after October 31, 1999 were treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	07/30/1998	$ 499,844

Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	01/09/1997	95,851

Bayview Financial Acquisition Trust 1998-1, Class MII3, 8.07%, 5/25/2029	05/14/1998	388,835

Bayview Financial Acquisition Trust 1998-1, Class MII4, 8.37%, 5/25/2029	06/02/1998	453,012

C-BASS ABS, LLC Series 1997-1, Class A1, 7.52%, 2/1/2017	02/25/1997	144,770

C-BASS ABS, LLC Series 1999-3, Class B1, 8.23%, 2/3/2029	12/10/1998	101,282

Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.82%, 2/15/2006	02/23/2000	500,000

Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	02/07/2000	1,149,441

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 7.10%, 8/15/2025	08/17/2000	2,000,000

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	07/10/1997	61,792

K Mart CMBS Financing, Inc. Series 1997-1, Class D, 7.73%, 3/1/2007	02/27/1997	100,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	717,526

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	03/12/1999	966,029

Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	04/13/2000	1,177,188

Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	09/02/1999	1,211,719

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST 1, Class A3, 7.20%, 1/15/2003	09/23/1998	243,750

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST 1, Class A5, 7.87%, 1/15/2003	02/03/1998	500,000

Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	08/11/2000	901,686

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	05/14/1998	159,203

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	09/09/1998	399,262

Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	02/12/1999	410,718

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	03/05/1998	233,196

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,868,532	$47,619,117	5,262,382	$52,646,943
Shares issued to shareholders in payment of distributions declared	91,968	898,837	40,839	408,205
Shares redeemed	(2,756,648)	(26,928,213)	(1,494,996)	(14,918,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,203,852	$21,589,741	3,808,225	$38,136,179

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	399,891	$3,906,693	933,821	$9,360,398
Shares issued to shareholders in payment of distributions declared	27,949	273,159	26,571	266,441
Shares redeemed	(330,146)	(3,227,649)	(1,238,993)	(12,418,873)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	97,694	$952,203	(278,601)	$(2,792,034)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,301,546	$22,541,944	3,529,624	$35,344,145

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2000, were as follows:

Purchases	$43,919,250

Sales	$25,795,873

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF THE INSTITUTIONAL SHARES OF FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000

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A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

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Cusip 31428Q408

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G01744-01-IS (11/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Limited Duration Fund (Institutional Shares)

APPENDIX:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Limited Duration Fund's Institutional Shares as of the calendar year-end for each of three years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999, The percentages noted are: 7.64%, 6.37% and 3.32%.

Federated
World-Class Investment Manager®

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

November 30, 2000

INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of domestic fixed income securities with an average portfolio duration of three years or less.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

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What are the Fund's Investment Strategies? 5

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What are the Principal Securities in Which the Fund Invests? 7

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What are the Specific Risks of Investing in the Fund? 10

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What Do Shares Cost? 13

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How is the Fund Sold? 14

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How to Purchase Shares 14

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How to Redeem Shares 16

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Account and Share Information 18

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Who Manages the Fund? 19

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Financial Information 20

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Independent Auditors' Report 37

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic fixed income securities, including corporate debt securities, U.S. government obligations and mortgage backed and asset backed securities. Under normal market conditions, the Fund invests at least 65% of its assets in domestic investment grade debt securities. The investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than otherwise would be the case.
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  Currency Risk. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 5.07%.

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Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 2.52% (quarter ended June 30, 1997). Its lowest quarterly return was 0.31% (quarter ended December 31, 1998).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Year Corporate Index (ML1-3C), a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding, and Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1-3T	ML1-3C	LSIGDFA
1 Year	3.02%	3.06%	3.90%	2.92%
Start of Performance[1]	5.79% 	5.69% 	6.23%	5.18%

1 The Fund's Institutional Service Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.33%

1 Although not contractually obligated to do so, the Adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2000.

Total Waivers and Reimbursements of Fund Expenses	0.68%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.65%

2 The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2000.

3 A portion of the distribution (12b-1) fee was voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 2000.

4 The Adviser voluntarily reimbursed certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) were 0.35% for the fiscal year ended September 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$135

3 Years	$421

5 Years	$729

10 Years	$1,601

What are the Fund's Investment Strategies?

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Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic, high quality fixed income securities, combining various asset classes including U.S. Treasury, asset backed, mortgage backed and corporate debt securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted yields over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by a nationally recognized securities rating organization (NRSRO). The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

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Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

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The Fund may also invest a portion of its portfolio in foreign securities.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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FOREIGN SECURITIES

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

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Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is in underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

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Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

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Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

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From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Service Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
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  submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
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  send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's portfolio manager since inception. He is Vice President of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Mark E. Durbiano

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Mark E. Durbiano has been the Fund's portfolio manager for the high yield corporate bonds asset category of the Fund since inception. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 37.

Year Ended September 30	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 9.88	$10.23	$10.13	$10.00
Income from Investment Operations:
Net investment income	0.67	0.60	0.67	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	(0.35)	0.12	0.15

TOTAL FROM INVESTMENT OPERATIONS	0.56	0.25	0.79	0.78

Less Distributions:
Distributions from net investment income	(0.65)	(0.60)	(0.67)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.65)	(0.60)	(0.69)	(0.65)

Net Asset Value, End of Period	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[3]	5.86%	2.57%	7.53%	8.10%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.62%	0.29%

Net investment income	6.82%	6.09%	6.03%	6.31%

Expense waiver/reimbursement[4]	0.68%	0.86%	1.94%	14.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,625	$8,749	$11,905	$2,724

Portfolio turnover	34%	53%	64%	109%

1 For the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--53.1%[1]
		Automobile--17.1%
$33,465		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	$33,510
29,846		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	29,844
2,000,000		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	1,997,500
1,500,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,493,940
1,500,000		Bay View Auto Trust 1999-LG1, Class A3, 6.91%, 3/15/2004	1,501,935
255,000		CIT RV Trust 1994-A, Class A, 4.90%, 7/15/2009	252,553
3,000,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	3,015,495
50,000		Chase Manhattan Auto Owner Trust 1997-A, Class A5, 6.50%, 12/17/2001	49,987
117,867		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	117,652
644,437		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	636,179
1,690,314		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,706,110
2,000,000		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	1,995,440
166,435	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	163,406
417,065	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	407,098
644,716		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	639,065
1,500,000		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	1,496,085
1,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,001,560
150,000		Yamaha Motor Master Trust 1995-1, Class A, 6.20%, 5/15/2003	149,997

		TOTAL	16,687,356

		Credit Card--9.0%
102,726	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	99,784
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.82%, 2/15/2006	500,962
250,000		Citibank Credit Card Master Trust 1998-1, Class A, 5.75%, 1/15/2003	249,355
801,000		Citibank Credit Card Master Trust I 1998-6, Class A, 5.85%, 4/10/2003	796,867
1,550,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,528,316
260,000		First USA Credit Card Master Trust 1997-6, Class A, 6.42%, 3/17/2005	258,625
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	1,995,760
1,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	993,910
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,027,950
285,000		Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	285,034
1,000,000		Proffitt's Credit Card Master Trust 1998-2, Class B, 6.15%, 9/15/2004	994,920

		TOTAL	8,731,483

		Home Equity Loan--14.2%
500,000	[2]	125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	455,000
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Home Equity Loan--continued
$603		Advanta Mortgage Loan Trust 1997-1, Class A2, 7.10%, 4/25/2020	$601
500,000		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 7.05%, 4/25/2027	497,646
1,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	972,455
1,266,352	[2]	Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,203,430
270,000		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	265,216
1,140,000		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	1,142,405
457,000		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	454,989
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	928,522
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	312,660
390,496		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	382,503
412,614		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	397,915
1,500,000		Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.72%, 6/21/2030	1,500,000
1,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	942,270
267,444		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	250,060
946,487	[2]	Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	946,782
1,500,000		Saxon Asset Securities Trust 1997-1, Class AF4, 7.76%, 2/25/2027	1,505,772
303,557		Saxon Asset Securities Trust 1997-1, Class BV, 7.52%, 4/25/2027	301,043
250,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	230,665
500,000		Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	499,545
478,246		Saxon Asset Securities Trust 2000-2, Class AV1, 6.88%, 7/25/2030	476,507
61,064		TMS Home Equity Trust 1996-B, Class A7, 7.55%, 2/15/2020	61,056
64,591		UCFC Home Equity Loan 1995-A1, Class A5, 8.55%, 1/10/2020	64,523

		TOTAL	13,791,565

		Machinery & Equipment--0.5%
541,315		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	537,226

		Manufactured Housing--6.7%
407,335		Bankamerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	407,783
2,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	1,999,374
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	237,525
22,663		Green Tree Financial Corp. 1996-4, Class A4, 6.80%, 6/15/2027	22,666
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,151,888
1,275,000	[2]	Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	1,160,250
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,001,093
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Manufactured Housing--continued
$70,649		Oakwood Mortgage Investors, Inc. 1997-C, Class A2, 6.45%, 11/15/2027	$70,389
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.22%, 6/7/2016	492,700

		TOTAL	6,543,668

		Other--5.6%
200,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	200,538
1,000,000		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	999,665
178,074		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	178,035
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 7.10%, 8/15/2025	2,000,000
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	585,850
60,951		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	60,937
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,448,715

		TOTAL	5,473,740

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $52,276,897)	51,765,038

		COLLATERALIZED MORTGAGE OBLIGATIONS--15.5%[1]
		Commercial Mortgage--0.8%
100,000	[2]	K Mart CMBS Financing, Inc. Series 1997-1, Class D, 7.73%, 3/1/2007	99,661
250,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A3, 7.20%, 1/15/2003	247,266
500,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST I, Class A5, 7.87%, 1/15/2003	477,813

		TOTAL	824,740

		Government Agency--0.4%
405,000		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	367,371

		Whole Loan--14.3%
389,627	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 8.07%, 5/25/2029	356,752
453,934	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 8.37%, 5/25/2029	400,881
691,394		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	673,784
145,617	[2]	C-BASS ABS, LLC Series 1997-1, Class A1, 7.52%, 2/1/2017	144,161
103,987		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	99,828
1,230,070	[2]	C-BASS ABS, LLC Series 1999-3, Class B1, 8.23%, 2/3/2029	970,217
476,814		GE Capital Mortgage Services, Inc. 1994-27, Class A3, 6.50%, 7/25/2024	473,098
90,499	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	58,032
181,224		GE Capital Mortgage Services, Inc. 1996-3, Class A1, 7.00%, 3/25/2026	180,195
1,500,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	1,460,070
315,743		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	313,566
957,566		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	937,816
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued[1]
		Whole Loan--continued
$519,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	$486,409
900,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	687,796
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	943,302
1,254,187	[2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	1,224,987
481,940	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	383,142
1,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	990,000
110,495		Residential Asset Securitization Trust 1997-A2, Class A3, 9.00%, 4/25/2027	110,190
1,000,000		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	998,620
293,407		Residential Asset Securitization Trust 1998-A12, Class A1, 6.75%, 11/25/2028	290,154
829,919		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	797,079
180,667	[2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.27%, 1/28/2025	144,082
812,871		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	781,133

		TOTAL	13,905,294

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,580,300)	15,097,405

		CORPORATE BONDS--7.0%
		Banking--1.0%
1,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	996,770

		Finance - Automotive--1.0%
945,000		Ford Motor Credit Co., 8.55%, 4/8/2002	965,100

		Financial Intermediaries--1.0%
250,000		Lehman Brothers Holdings, Inc., Bond, 6.20%, 1/15/2002	247,200
200,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.00%, 2/26/2001	199,158
500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.38%, 3/15/2001	498,435

		TOTAL	944,793

		Food & Drug Retailers--0.5%
500,000		Great Atlantic & Pacific Tea Co., Inc., Sr. Note, 7.70%, 1/15/2004	432,500

		Forest Products--0.6%
400,000		Fort James Corp., Sr. Note, 6.23%, 3/15/2001	398,552
200,000		Quno Corp., Sr. Note, 9.13%, 5/15/2005	210,478

		TOTAL	609,030

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, 7.64%, 7/15/2027	235,003

		Retailers--0.1%
50,000		Shopko Stores, Inc., 8.50%, 3/15/2002	49,478

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Technology Services--1.6%
$1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	$1,590,000

		Telecommunications & Cellular--1.0%
1,000,000		AT&T Corp., Global Bond, 5.63%, 3/15/2004	955,980

		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,946,682)	6,778,654

		U.S. GOVERNMENT AGENCIES--1.2%[1]
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	470,830
252,797		Government National Mortgage Association ARM, 8902, 30 Year, 7.38%, 1/20/2022	254,250
133,042		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	136,826
242,019		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	262,363

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $1,175,471)	1,124,269

		FOREIGN GOVERNMENTS/AGENCIES--0.5%
		Government Agency--0.3%
276,750		Brazil, Government of, IDU, 7.88%, 1/1/2001	276,504

		Sovereign--0.2%
200,000		Korea Development Bank, Bond, 7.13%, 9/17/2001	199,766

		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $440,461)	476,270

		PREFERRED STOCKS--0.2%
		Steel--0.2%
10,000		USX Capital LLC, Preferred, Series A (identified cost $254,375)	240,625

		U.S. TREASURY OBLIGATIONS--12.8%
$1,122,000		4.750%, 2/15/2004	1,082,584
250,000		5.375%, 6/30/2003	246,542
500,000		5.625%, 5/15/2001	498,040
1,000,000		5.750%, 11/15/2000	999,650
2,000,000		6.125%, 8/31/2002	2,003,140
2,000,000		6.500%, 2/15/2010	2,085,260
4,000,000		6.750%, 5/15/2005	4,143,760
1,400,000		7.500%, 11/15/2001	1,418,620

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $12,478,779)	12,477,596

Shares			Value
		MUTUAL FUNDS--13.4%
10,659,689		Prime Value Obligations Fund, Class IS	$10,659,689
307,375		High Yield Bond Portfolio	2,425,186

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $13,271,464)	13,084,875

		TOTAL INVESTMENTS (IDENTIFIED COST $102,424,429)[4]	$101,044,732

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2000, these securities amounted to $13,305,469 which represents 13.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $144,082 which represents 0.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by the Fund's Adviser according to criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $102,429,878. The net unrealized depreciation of investments on a federal tax basis amounts to $1,385,146 which is comprised of $203,732 appreciation and $1,588,878 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($97,404,984) at September 30, 2000.

The following acronym is used throughout the portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000

Assets:
Total investments in securities, at value (identified cost $102,424,429 and tax cost $102,429,878)		$101,044,732
Cash		55,797
Income receivable		674,358
Receivable for shares sold		1,135,981

TOTAL ASSETS		102,910,868

Liabilities:
Payable for investments purchased	$5,004,482
Payable for shares redeemed	56,790
Income distribution payable	423,453
Accrued expenses	21,159

TOTAL LIABILITIES		5,505,884

Net assets for 9,950,412 shares outstanding		$97,404,984

Net Assets Consist of:
Paid in capital		$99,586,209
Net unrealized depreciation of investments		(1,379,697)
Accumulated net realized loss on investments		(987,342)
Undistributed net investment income		185,814

TOTAL NET ASSETS		$97,404,984

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$87,779,809 ÷ 8,967,130 shares outstanding		$9.79

Institutional Service Shares:
$9,625,175 ÷ 983,282 shares outstanding		$9.79

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2000

Investment Income:
Dividends			$252,650
Interest			5,763,966

TOTAL INCOME			6,016,616

Expenses:
Investment adviser fee		$322,300
Administrative personnel and services fee		155,000
Custodian fees		10,001
Transfer and dividend disbursing agent fees and expenses		49,297
Directors'/Trustees' fees		3,141
Auditing fees		10,289
Legal fees		2,448
Portfolio accounting fees		61,321
Distribution services fee--Institutional Service Shares		21,891
Shareholder services fee--Institutional Shares		179,547
Shareholder services fee--Institutional Service Shares		21,891
Share registration costs		28,203
Printing and postage		23,423
Insurance premiums		1,300
Taxes		2,271
Miscellaneous		1,882

TOTAL EXPENSES		894,205

Waivers and Reimbursements:
Waiver of investment adviser fee	$(322,300)
Waiver of distribution services fee--Institutional Service Shares	(17,512)
Waiver of shareholder services fee--Institutional Shares	(179,547)
Reimbursement of investment adviser fee	(381)
Reimbursement of other operating expenses	(68,556)

TOTAL WAIVERS AND REIMBURSEMENTS		(588,296)

Net expenses			305,909

Net investment income			5,710,707

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(418,667)
Net realized gain on capital gain distributions from other investment companies			5,048
Net change in unrealized depreciation of investments			(444,578)

Net realized and unrealized loss on investments			(858,197)

Change in net assets resulting from operations			$4,852,510

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,710,707	$3,573,627
Net realized gain (loss) on investments ($(575,771) and $2,474, respectively, as computed for federal tax purposes)	(418,667)	(558,411)
Net realized gain on capital gain distributions from other investment companies	5,048	--
Net change in unrealized depreciation of investments	(444,578)	(1,379,505)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,852,510	1,635,711

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,977,835)	(2,875,443)
Institutional Service Shares	(580,133)	(659,954)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,557,968)	(3,535,397)

Share Transactions:
Proceeds from sale of shares	51,525,810	62,007,341
Net asset value of shares issued to shareholders in payment of distributions declared	1,171,996	674,646
Cost of shares redeemed	(30,155,862)	(27,337,842)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,541,944	35,344,145

Change in net assets	21,836,486	33,444,459

Net Assets:
Beginning of period	75,568,498	42,124,039

End of period (including undistributed net investment income of $185,814 and $33,075, respectively)	$97,404,984	$75,568,498

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At September 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $579,262, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 3,491

2008	575,771

Additionally, net capital losses of $404,603 attributable to security transactions incurred after October 31, 1999 were treated as arising on October 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1, Class B2, 12.16%, 2/15/2029	07/30/1998	$ 499,844

Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	01/09/1997	95,851

Bayview Financial Acquisition Trust 1998-1, Class MII3, 8.07%, 5/25/2029	05/14/1998	388,835

Bayview Financial Acquisition Trust 1998-1, Class MII4, 8.37%, 5/25/2029	06/02/1998	453,012

C-BASS ABS, LLC Series 1997-1, Class A1, 7.52%, 2/1/2017	02/25/1997	144,770

C-BASS ABS, LLC Series 1999-3, Class B1, 8.23%, 2/3/2029	12/10/1998	101,282

Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.82%, 2/15/2006	02/23/2000	500,000

Contimortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	02/07/2000	1,149,441

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 7.10%, 8/15/2025	08/17/2000	2,000,000

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	07/10/1997	61,792

K Mart CMBS Financing, Inc. Series 1997-1, Class D, 7.73%, 3/1/2007	02/27/1997	100,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	717,526

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.43%, 1/25/2029	03/12/1999	966,029

Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	04/13/2000	1,177,188

Merit Securities Corp. 12, Class 1, 7.98%, 7/28/2033	09/02/1999	1,211,719

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST 1, Class A3, 7.20%, 1/15/2003	09/23/1998	243,750

Nomura Depositor Trust Commercial Mortgage Pass-Thru Series 1998-ST 1, Class A5, 7.87%, 1/15/2003	02/03/1998	500,000

Option One Mortgage Securities Corp. 2000-5, Class CTF, 10.65%, 10/26/2030	08/11/2000	901,686

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	05/14/1998	159,203

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	09/09/1998	399,262

Resecuritization Mortgage Trust 1998-A, Class B3, 7.99%, 10/26/2023	02/12/1999	410,718

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	03/05/1998	233,196

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,868,532	$47,619,117	5,262,382	$52,646,943
Shares issued to shareholders in payment of distributions declared	91,968	898,837	40,839	408,205
Shares redeemed	(2,756,648)	(26,928,213)	(1,494,996)	(14,918,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,203,852	$21,589,741	3,808,225	$38,136,179

Year Ended September 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	399,891	$3,906,693	933,821	$9,360,398
Shares issued to shareholders in payment of distributions declared	27,949	273,159	26,571	266,441
Shares redeemed	(330,146)	(3,227,649)	(1,238,993)	(12,418,873)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	97,694	$952,203	(278,601)	$(2,792,034)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,301,546	$22,541,944	3,529,624	$35,344,145

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended September 30, 2000, were as follows:

Purchases	$43,919,250

Sales	$25,795,873

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF THE INSTITUTIONAL SERVICE SHARES OF FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2000 and 1999, and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 2000, the results of its operations, and the changes in its net assets and its financial highlights for the years ended September 30, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2000

A Statement of Additional Information (SAI) dated November 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager®
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q309

G01744-02-SS (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Limited Duration Fund (Institutional Service Shares)

APPENDIX:

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Limited Duration Fund's Institutional Service Shares as of the calendar year-end for each of three years.

The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%.

The 'x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Funds Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1999, The percentages noted are: 7.39%, 6.06%, and 3.02%.

Federated
World-Class Investment Manager®

Federated Limited Duration Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for Fiscal Year Ended September 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Limited Duration Fund represents a high-quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency and high-quality corporate debt securities. The fund may also allocate a small percentage of assets, 15 percent combined, in either or both of the high yield and international bond sectors.

The past year has been a volatile one for bond markets, though the net outcome should be considered a reasonable one. Yields at the two-year point of the government yield curve began the period under review at around 5.60%, moved steadily up during the spring of 2000, and actually reached the 7.00% level during intraday trading in mid-May. From that point however, signs of economic slowing began to emerge, bringing yield levels down to just around 6.00% by period-end. While the Federal Reserve Board (the "Fed") is still cautioning the financial markets about the risk of inflation, forward yield curves (i.e., those yield curves which reflect the market's expectation of future interest rates) are already factoring in an easing of the Fed's monetary policy stance as soon as early next year. Fund management's current belief lies somewhere in the middle, meaning that it expects neither an increase nor a decrease in the federal funds target rate for at least the next several months. While economic growth is undoubtedly slowing from the feverish pace of the first half of 2000, there is still a way to go before the U.S. economy needs to concern itself about negative growth.

For the second consecutive year, it was a difficult environment for "spread product" (i.e., those securities whose values are established on a relative basis to treasury yields). The further one moved away in quality from Treasury securities, the more difficult the environment became. The abatement of Y2K-related concerns initially helped credit product as investors realized there would be no significant problems, and realized they had kept too much cash on the sidelines. As the economy began to show signs of slowing into the summer, however, investors started to jettison lower quality credits, fearing future problems. While such behavior is not uncommon as the economy slows, the degree to which the spread widening has now occurred appears to be factoring in a full-scale recession. Since fund management does not currently envision such an event, there now appears to be real value in some select corporate names. An exception to the "spread product widening" phenomenon occurred in the subordinate asset-backed sector (ABS), which fared better because of demand from investors seeking product for their asset-backed collateralized bond obligation (CBO) transactions. The emergence of the CBO market during 1999 and 2000 has provided certain market sectors with a stronger bid than might otherwise have been the case, thus allowing better performance in these sectors. Nonetheless, even subordinate ABS spreads are wider now than they were earlier in 2000.

For the entire fiscal year ended September 30, 2000, the fund's Institutional Shares produced a 6.17% total return and the Institutional Service Shares produced a 5.86% total return relative to a 5.77% total return for the Merrill Lynch 1-3 Year Treasury Index and a 6.39% total return for the Merrill Lynch 1-3 Year Corporate Bond Index. The fund's significant exposure to highly rated asset-backed securities helped to add relative return, while the allocation to lower investment grade and non-investment grade securities proved a drag on performance.

Over the past year, the general credit quality of the fund has been raised in keeping with the slowing of the economy. That being said, approximately one-quarter of the fund remains in securities rated below single-A (versus 36% at the end of the prior period). This posture reflects the fact that the economy is simply slowing to a more sustainable growth rate, not going into recession. At this writing, marginal assets in the fund are generally being deployed in a combination of AAA-rated ABS and selected corporate credits which may have been "beaten up" too much in the current spate of spread widening. AAA-rated ABS has performed well over the past several months, and it is believed that trend will continue. Corporate exposure is likely to be raised somewhat (from the current 7% of assets) for reasons mentioned above, and Treasury and agency exposure will likely remain between 10% and 15% of the fund, a level which is up from last year's 7%. MBS exposure, which is generally allocated to short (two- to three-year) duration, "alternative-A" (good credit borrowers who do not meet specific agency underwriting standards) and "jumbo" product (loan size in excess of $252,000), is being maintained at around 15 percent of the portfolio, down from last year's 20 percent. The reduction has been redeployed in like-duration ABS, which are believed to have better return potential on an option-adjusted basis. Put another way, while the current yield is a little lower on ABS, management believes they'll have less downward price volatility than MBS, which should allow them to provide a better total return. Subordinate ABS exposure has been reduced through a combination of paydowns, upgrades and sales, and is not being replaced in order to achieve the desired upgrade of the fund's credit profile. With regard to the fund's interest rate sensitivity, the fund's duration is positioned right alongside that of the Merrill Lynch 1-3 Year Corporate Index (approximately 1.8 years).

INSTITUTIONAL SHARES

Growth of $100,000 Invested in Federated Limited Duration Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended September 30, 2000
1 Year	6.17%
Start of Performance (10/1/96)	6.27%

The graph above illustrates the hypothetical investment of $100,0001 in the Federated Limited Duration Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to September 30, 2000, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-3 Year Corporate Index (ML1-3C)2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1-3C, and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3T and ML1-3C are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper Analytical Services, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Limited Duration Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended September 30, 2000
1 Year	5.85%
Start of Performance (10/1/96)	5.99%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Limited Duration Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to September 30, 2000, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 Merrill Lynch 1-3 Year Corporate Index (ML1-3C)2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated November 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T, ML1-3C, and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3T and ML1-3C are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper Analytical Services, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Federated
World-Class Investment Manager®
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428Q309
Cusip31428Q408
G01744-04 (11/00)

Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

APPENDIX

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Federated Limited Duration Fund (Institutional Shares)

Growth of $100,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Limited Duration Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Treasury Index (ML1-3T) is represented by a dotted line. The Merrill Lynch 1-3 Year Corporate Index (ML1-3C) is represented by a dashed line. The Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a line using a combination of dots and dashes. The line graph is a visual representation of a comparison of change in value of a $100,000 hypothetical investment in the Institutional Service Shares of the Fund, the ML1-3T, the ML1-3C, and the LSIGDFA. The "x" axis reflects computation periods from 10/1/96 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares as compared to the ML1-3T, the ML1-3C, and the LSIGDFA. The ending values were $127,547, $126,027, $128,486, and $123,726, respectively.

Federated Limited Duration Fund (Institutional Service Shares)

Growth of $25,000 Invested Line Graph

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Limited Duration Fund (the "Fund") are represented by a solid line. The Merrill Lynch 1-3 Year Treasury Index (ML1-3T) is represented by a dotted line. The Merrill Lynch 1-3 Year Corporate Index (ML1-3C) is represented by a dashed line. The Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a line using a combination of dots and dashes. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund, the ML1-3T, the ML1-3C, and the LSIGDFA. The "x" axis reflects computation periods from 10/1/96 to 9/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares as compared to the ML1-3T, the ML1-3C, and the LSIGDFA. The ending values were $31,551, $31,507, $32,122, and $30,932, respectively.